UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22350

Global Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Global Opportunities Portfolio
October 31, 2023
Consolidated Portfolio of Investments

Asset-Backed Securities — 8.9%
Security	Principal Amount (000's omitted)	Value
ACHV ABS Trust, Series 2023-1PL, Class B, 6.80%, 3/18/30(1)	$3,000	$ 2,997,579
Alinea CLO, Ltd., Series 2018-1A, Class E, 11.677%, (3 mo. SOFR + 6.262%), 7/20/31(1)(2)	2,000	1,747,574
Allegany Park CLO, Ltd., Series 2019-1A, Class ER, 11.816%, (3 mo. SOFR + 6.40%), 1/20/35(1)(2)	1,000	914,281
AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 11.807%, (3 mo. SOFR + 6.442%), 11/10/30(1)(2)	2,000	1,707,568
Ares LVlll CLO, Ltd., Series 2020-58A, Class ER, 12.094%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	2,000	1,822,554
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 11.476%, (3 mo. SOFR + 6.111%), 5/15/30(1)(2)	4,000	3,427,324
Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 11.356%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	3,000	2,664,078
Atlas Senior Loan Fund XX, Ltd., Series 2022-20A, Class B1, 8.547%, (3 mo. SOFR + 3.15%), 10/19/35(1)(2)	6,000	6,035,088
Bain Capital Credit CLO, Ltd., Series 2018-1A, Class E, 11.024%, (3 mo. SOFR + 5.612%), 4/23/31(1)(2)	3,500	2,930,063
Barings CLO, Ltd., Series 2018-1A, Class D, 11.156%, (3 mo. SOFR + 5.762%), 4/15/31(1)(2)	5,000	4,247,075
Battalion CLO XXII, Ltd., Series 2021-22A, Class D, 9.027%, (3 mo. SOFR + 3.612%), 1/20/35(1)(2)	2,000	1,820,794
Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class DR, 11.277%, (3 mo. SOFR + 5.862%), 1/20/31(1)(2)	5,000	4,207,330
Benefit Street Partners CLO XIV, Ltd., Series 2018-14A, Class E, 11.027%, (3 mo. SOFR + 5.612%), 4/20/31(1)(2)	3,000	2,692,287
Benefit Street Partners CLO XVI, Ltd.:
Series 2018-16A, Class DR, 8.664%, (3 mo. SOFR + 3.262%), 1/17/32(1)(2)	2,000	1,964,614
Series 2018-16A, Class E, 12.364%, (3 mo. SOFR + 6.962%), 1/17/32(1)(2)	2,000	1,873,842
Benefit Street Partners CLO XXII, Ltd.:
Series 2020-22A, Class DR, 8.766%, (3 mo. SOFR + 3.35%), 4/20/35(1)(2)	2,000	1,910,952
Series 2020-22A, Class ER, 12.346%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	2,000	1,860,164
Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 12.506%, (3 mo. SOFR + 7.112%), 1/15/35(1)(2)	1,000	948,402
Betony CLO 2, Ltd., Series 2018-1A, Class D, 11.302%, (3 mo. SOFR + 5.912%), 4/30/31(1)(2)	3,000	2,640,123
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class D1R, 9.177%, (3 mo. SOFR + 3.762%), 10/20/34(1)(2)	3,500	3,316,197
BlueMountain CLO XXX, Ltd., Series 2020-30A, Class ER, 12.094%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,779,092
Security	Principal Amount (000's omitted)	Value
BlueMountain CLO XXXIV, Ltd., Series 2022-34A, Class E, 12.966%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	$1,000	$ 948,380
BlueMountain CLO XXXV, Ltd., Series 2022-35A, Class E, 13.162%, (3 mo. SOFR + 7.75%), 7/22/35(1)(2)	2,000	1,884,938
BlueMountain CLO, Ltd.:
Series 2015-3A, Class A1R, 6.677%, (3 mo. SOFR + 1.262%), 4/20/31(1)(2)	3,132	3,116,195
Series 2015-3A, Class DR, 11.077%, (3 mo. SOFR + 5.662%), 4/20/31(1)(2)	2,000	1,673,848
Series 2016-3A, Class ER, 11.576%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,000	816,405
Canyon Capital CLO, Ltd.:
Series 2016-1A, Class ER, 11.406%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,392,436
Series 2016-2A, Class ER, 11.656%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	1,000	850,250
Series 2017-1A, Class E, 11.906%, (3 mo. SOFR + 6.512%), 7/15/30(1)(2)	1,000	885,319
Series 2018-1A, Class E, 11.406%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,000	1,706,096
Series 2022-1A, Class D, 8.603%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,900	1,741,682
Carlyle CLO C17, Ltd., Series C17A, Class DR, 11.652%, (3 mo. SOFR + 6.262%), 4/30/31(1)(2)	3,000	2,435,412
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 12.156%, (3 mo. SOFR + 6.761%), 1/14/32(1)(2)	1,000	834,347
Series 2014-3RA, Class D, 11.049%, (3 mo. SOFR + 5.662%), 7/27/31(1)(2)	2,000	1,746,154
Series 2019-4A, Class CR, 8.594%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,750	1,649,274
Series 2022-AA, Class C, 8.966%, (3 mo. SOFR + 3.55%), 4/20/35(1)(2)	3,000	2,918,370
Carlyle US CLO, Ltd., Series 2019-4A, Class DR, 11.994%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	1,772,646
CarVal CLO IV, Ltd., Series 2021-1A, Class E, 12.277%, (3 mo. SOFR + 6.862%), 7/20/34(1)(2)	1,000	975,659
CFMT, LLC:
Series 2023-HB11, Class M3, 4.00%, 2/25/37(1)(3)	7,600	6,254,734
Series 2023-HB11, Class M4, 4.00%, 2/25/37(1)(3)	2,075	1,563,928
Series 2023-HB12, Class M4, 4.25%, 4/25/33(1)(3)	11,000	8,387,038
CIFC Funding 2017-III, Ltd., Series 2017-3A, Class A1, 6.897%, (3 mo. SOFR + 1.482%), 7/20/30(1)(2)	923	922,929
Crown City CLO III, Series 2021-1A, Class C, 8.977%, (3 mo. SOFR + 3.562%), 7/20/34(1)(2)	1,000	897,007
Dryden CLO, Ltd.:
Series 2018-55A, Class E, 11.056%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	1,000	874,836
Series 2022-112A, Class E, 13.145%, (3 mo. SOFR + 7.78%), 8/15/34(1)(2)	1,000	986,608

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Dryden Senior Loan Fund, Series 2016-42A, Class ER, 11.206%, (3 mo. SOFR + 5.812%), 7/15/30(1)(2)	$2,000	$ 1,687,506
Elmwood CLO 14, Ltd., Series 2022-1A, Class D, 8.566%, (3 mo. SOFR + 3.15%), 4/20/35(1)(2)	2,000	1,914,986
Elmwood CLO 17, Ltd., Series 2022-4A, Class E, 12.553%, (3 mo. SOFR + 7.15%), 7/17/35(1)(2)	2,000	1,981,362
Galaxy 31 CLO, Ltd., Series 2023-31A, Class D, 10.644%, (3 mo. SOFR + 5.25%), 4/15/36(1)(2)	2,300	2,307,079
Galaxy XXI CLO, Ltd.:
Series 2015-21A, Class DR, 8.327%, (3 mo. SOFR + 2.912%), 4/20/31(1)(2)	5,000	4,794,400
Series 2015-21A, Class ER, 10.927%, (3 mo. SOFR + 5.511%), 4/20/31(1)(2)	4,000	3,608,632
Golub Capital Partners CLO 22B, Ltd., Series 2015-22A, Class ER, 11.677%, (3 mo. SOFR + 6.262%), 1/20/31(1)(2)	3,000	2,808,669
Golub Capital Partners CLO 37B, Ltd.:
Series 2018-37A, Class D, 8.977%, (3 mo. SOFR + 3.562%), 7/20/30(1)(2)	1,500	1,391,042
Series 2018-37A, Class E, 11.427%, (3 mo. SOFR + 6.012%), 7/20/30(1)(2)	3,000	2,965,881
Golub Capital Partners CLO 50B-R, Ltd., Series 2020-50A, Class ER, 12.516%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	2,000	1,843,070
Golub Capital Partners CLO 53B, Ltd.:
Series 2021-53A, Class D, 8.727%, (3 mo. SOFR + 3.312%), 7/20/34(1)(2)	2,000	1,877,476
Series 2021-53A, Class E, 12.377%, (3 mo. SOFR + 6.962%), 7/20/34(1)(2)	1,000	913,382
Golub Capital Partners CLO 60B, Ltd., Series 2022-60A, Class D, 9.148%, (3 mo. SOFR + 3.77%), 10/25/34(1)(2)	1,800	1,713,379
Golub Capital Partners CLO, Ltd., Series 2020-48A, Class D, 9.464%, (3 mo. SOFR + 4.062%), 4/17/33(1)(2)	3,000	2,822,502
Halseypoint CLO 5, Ltd., Series 2021-5A, Class D, 9.152%, (3 mo. SOFR + 3.762%), 1/30/35(1)(2)	3,500	3,239,292
Harriman Park CLO, Ltd., Series 2020-1A, Class ER, 12.077%, (3 mo. SOFR + 6.662%), 4/20/34(1)(2)	1,000	929,261
Highbridge Loan Management, Series 3A-2014, Class DR, 12.157%, (3 mo. SOFR + 6.762%), 7/18/29(1)(2)	2,750	2,362,492
ICG US CLO, Ltd., Series 2018-2A, Class E, 11.424%, (3 mo. SOFR + 6.012%), 7/22/31(1)(2)	1,000	822,964
KKR SFR Warehouse Participation, 8.825%, (30-day average SOFR + 3.50%), 12/13/23(2)	12,030	12,025,223
Madison Park Funding XVII, Ltd., Series 2015-17A, Class ER, 12.174%, (3 mo. SOFR + 6.762%), 7/21/30(1)(2)	2,500	2,344,897
Madison Park Funding XXXVI, Ltd.:
Series 2019-36A, Class D1R, 8.894%, (3 mo. SOFR + 3.50%), 4/15/35(1)(2)	1,000	969,875
Security	Principal Amount (000's omitted)	Value
Madison Park Funding XXXVI, Ltd.: (continued)
Series 2019-36A, Class ER, 12.444%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	$2,000	$ 1,971,686
Marble Point CLO XXIV, Ltd., Series 2022-1A, Class D1, 9.656%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	1,948,968
Mountain View CLO, LLC, Series 2017-2A, Class AR, 6.696%, (3 mo. SOFR + 1.302%), 1/16/31(1)(2)	6,062	6,043,628
Neuberger Berman CLO XXII, Ltd., Series 2016-22A, Class ER, 11.724%, (3 mo. SOFR + 6.322%), 10/17/30(1)(2)	2,000	1,819,478
Neuberger Berman Loan Advisers CLO 30, Ltd., Series 2018-30A, Class ER, 11.877%, (3 mo. SOFR + 6.462%), 1/20/31(1)(2)	2,000	1,889,880
Neuberger Berman Loan Advisers CLO 49, Ltd., Series 2022-49A, Class E, 12.378%, (3 mo. SOFR + 7.00%), 7/25/34(1)(2)	2,000	1,973,800
NewRez Warehouse Securitization Trust:
Series 2021-1, Class E, 8.689%, (1 mo. SOFR + 3.364%), 5/25/55(1)(2)	3,813	3,818,775
Series 2021-1, Class F, 10.689%, (1 mo. SOFR + 5.364%), 5/25/55(1)(2)	1,950	1,957,155
Northwoods Capital, Ltd., Series 2018-11B1, Class A1, 6.758%, (3 mo. SOFR + 1.362%), 4/19/31(1)(2)	9,717	9,647,816
NRZ Excess Spread-Collateralized Notes:
Series 2021-FNT1, Class A, 2.981%, 3/25/26(1)	673	604,594
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	5,097	4,594,188
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(1)	4,500	2,854,642
Palmer Square CLO, Ltd.:
Series 2015-1A, Class DR4, 12.141%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	2,000	1,847,830
Series 2018-1A, Class D, 10.807%, (3 mo. SOFR + 5.412%), 4/18/31(1)(2)	4,000	3,762,596
Series 2021-2A, Class E, 12.006%, (3 mo. SOFR + 6.612%), 7/15/34(1)(2)	1,000	962,846
Series 2022-1A, Class D, 8.466%, (3 mo. SOFR + 3.05%), 4/20/35(1)(2)	2,450	2,380,981
PMT Issuer Trust - FMSR, Series 2022-FT1, Class A, 9.511%, (30-day average SOFR + 4.19%), 6/25/27(1)(2)	3,000	3,011,081
Regatta IX Funding, Ltd., Series 2017-1A, Class E, 11.664%, (3 mo. SOFR + 6.262%), 4/17/30(1)(2)	3,000	2,781,915
Regatta XIII Funding, Ltd., Series 2018-2A, Class D, 11.606%, (3 mo. SOFR + 6.212%), 7/15/31(1)(2)	3,000	2,440,221
Retained Vantage Data Centers Issuer, LLC, Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	10,000	6,417,884
Sandstone Peak, Ltd., Series 2021-1A, Class D, 9.206%, (3 mo. SOFR + 3.812%), 10/15/34(1)(2)	4,000	3,714,568
Shackleton CLO, Ltd., Series 2015-7RA, Class AR, 6.806%, (3 mo. SOFR + 1.412%), 7/15/31(1)(2)	10,918	10,872,105

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
STAR Trust:
Series 2021-SFR1, Class G, 8.65%, (1 mo. SOFR + 3.314%), 4/17/38(1)(2)	$2,494	$ 2,410,037
Series 2021-SFR1, Class H, 9.90%, (1 mo. SOFR + 4.564%), 4/17/38(1)(2)	1,600	1,566,399
Steele Creek CLO, Ltd., Series 2014-1RA, Class A, 6.744%, (3 mo. SOFR + 1.332%), 4/21/31(1)(2)	6,934	6,911,269
Vibrant CLO IX, Ltd., Series 2018-9A, Class D, 11.927%, (3 mo. SOFR + 6.512%), 7/20/31(1)(2)	2,000	1,390,156
Voya CLO, Ltd.:
Series 2013-1A, Class DR, 12.136%, (3 mo. SOFR + 6.741%), 10/15/30(1)(2)	5,000	3,404,580
Series 2014-1A, Class DR2, 11.657%, (3 mo. SOFR + 6.262%), 4/18/31(1)(2)	2,000	1,608,334
Series 2015-3A, Class DR, 11.877%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	2,000	1,601,934
Series 2017-4A, Class A1, 6.786%, (3 mo. SOFR + 1.392%), 10/15/30(1)(2)	3,984	3,972,566
Series 2018-2A, Class E, 10.906%, (3 mo. SOFR + 5.512%), 7/15/31(1)(2)	1,000	851,981
Wellfleet CLO, Ltd.:
Series 2016-2A, Class A1R, 6.817%, (3 mo. SOFR + 1.402%), 10/20/28(1)(2)	805	802,806
Series 2019-1A, Class CR, 9.227%, (3 mo. SOFR + 3.812%), 7/20/32(1)(2)	2,500	2,326,037
Series 2021-2A, Class E, 12.616%, (3 mo. SOFR + 7.222%), 7/15/34(1)(2)	1,000	828,887
Series 2022-1A, Class E, 13.254%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	2,000	1,852,368
Series 2022-2A, Class E, 13.955%, (3 mo. SOFR + 8.56%), 10/18/35(1)(2)	2,000	1,980,678
Total Asset-Backed Securities (identified cost $284,817,846)		$266,889,511

Closed-End Funds — 3.0%
Security	Shares	Value
iShares iBoxx High Yield Corporate Bond ETF	1,140,300	$ 82,751,571
Nuveen Global High Income Fund	83,400	892,380
PGIM Global High Yield Fund, Inc.	430,326	4,462,481
Western Asset High Income Opportunity Fund, Inc.	383,997	1,409,269
Total Closed-End Funds (identified cost $90,876,613)		$ 89,515,701

Collateralized Mortgage Obligations — 25.9%
Security	Principal Amount (000's omitted)	Value
Angel Oak Mortgage Trust I, LLC, Series 2019-1, Class B1, 5.40%, 11/25/48(1)(3)	$3,939	$ 3,849,075
Security	Principal Amount (000's omitted)	Value
Brean Asset-Backed Securities Trust, Series 2023-RM6, Class A1, 5.25% to 1/25/28, 1/25/63(1)(4)	$3,881	$ 3,566,682
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	2,827	2,474,319
CHNGE Mortgage Trust:
Series 2022-4, Class A1, 6.00% to 9/25/24, 10/25/57(1)(3)	12,178	11,861,734
Series 2022-NQ, Class M1, 5.82%, 6/25/67(1)(3)	1,764	1,484,880
Deephaven Residential Mortgage Trust, Series 2020-2, Class B2, 5.798%, 5/25/65(1)(3)	4,273	3,969,490
FARM Mortgage Trust:
Series 2022-1, Class B, 2.945%, 1/25/52(1)(3)	2,662	1,750,905
Series 2023-1, Class B, 3.032%, 3/25/52(1)(3)	2,676	1,765,981
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	35	35,860
Series 4273, Class SP, 0.00%, (11.695% - 30-day average SOFR x 2.667, Floor 0.00%), 11/15/43(5)	516	367,974
Series 5071, Class SP, 0.00%, (3.30% - 30-day average SOFR, Floor 0.00%), 2/25/51(5)	4,319	1,479,472
Series 5083, Class SK, 0.00%, (3.867% - 30-day average SOFR x 1.333, Floor 0.00%), 3/25/51(5)	3,411	1,707,365
Series 5139, Class DZ, 2.50%, 9/25/51	2,051	1,006,170
Series 5144, Class Z, 2.50%, 9/25/51	7,571	3,899,700
Series 5150, Class QZ, 2.50%, 10/25/51	2,642	1,353,693
Series 5150, Class ZJ, 2.50%, 10/25/51	4,255	2,185,804
Series 5152, Class ZP, 3.00%, 7/25/50	10,158	5,141,955
Series 5159, Class ZP, 3.00%, 11/25/51	860	461,095
Series 5159, Class ZT, 3.00%, 11/25/51	1,527	870,667
Series 5163, Class Z, 3.00%, 11/25/51	1,079	546,125
Series 5166, Class ZN, 3.00%, 9/25/50	1,961	1,025,100
Series 5168, Class MZ, 3.00%, 10/25/51	2,053	1,146,331
Series 5300, Class EY, 6.00%, 12/25/52	10,900	10,418,921
Series 5324, Class MZ, 6.00%, 7/25/53	3,392	3,013,945
Series 5327, Class B, 6.00%, 8/25/53	20,000	19,083,588
Interest Only:(6)
Series 380, Class C1, 3.00%, 1/25/50	30,626	5,345,097
Series 380, Class C5, 3.50%, 1/25/50	9,538	1,807,382
Series 2631, Class DS, 1.665%, (6.986% - 30-day average SOFR), 6/15/33(5)	413	8,423
Series 2956, Class SL, 1.565%, (6.886% - 30-day average SOFR), 6/15/32(5)	457	28,501
Series 3114, Class TS, 1.215%, (6.536% - 30-day average SOFR), 9/15/30(5)	1,046	32,120
Series 3153, Class JI, 1.185%, (6.506% - 30-day average SOFR), 5/15/36(5)	1,164	65,840
Series 4007, Class JI, 4.00%, 2/15/42	540	81,891
Series 4067, Class JI, 3.50%, 6/15/27	1,342	52,142
Series 4070, Class S, 0.665%, (5.986% - 30-day average SOFR), 6/15/32(5)	4,556	220,214

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 4095, Class HS, 0.665%, (5.986% - 30-day average SOFR), 7/15/32(5)	$889	$ 26,737
Series 4109, Class ES, 0.715%, (6.036% - 30-day average SOFR), 12/15/41(5)	81	6,347
Series 4109, Class SA, 0.765%, (6.086% - 30-day average SOFR), 9/15/32(5)	2,058	92,696
Series 4149, Class S, 0.815%, (6.136% - 30-day average SOFR), 1/15/33(5)	1,443	75,032
Series 4163, Class GS, 0.765%, (6.086% - 30-day average SOFR), 11/15/32(5)	1,285	59,748
Series 4169, Class AS, 0.815%, (6.136% - 30-day average SOFR), 2/15/33(5)	1,897	83,295
Series 4188, Class AI, 3.50%, 4/15/28	1,155	39,607
Series 4189, Class SQ, 0.715%, (6.036% - 30-day average SOFR), 12/15/42(5)	486	38,571
Series 4203, Class QS, 0.815%, (6.136% - 30-day average SOFR), 5/15/43(5)	1,300	64,325
Series 4332, Class IK, 4.00%, 4/15/44	456	73,987
Series 4343, Class PI, 4.00%, 5/15/44	1,423	242,988
Series 4370, Class IO, 3.50%, 9/15/41	215	5,807
Series 4381, Class SK, 0.715%, (6.036% - 30-day average SOFR), 6/15/44(5)	1,303	93,352
Series 4388, Class MS, 0.665%, (5.986% - 30-day average SOFR), 9/15/44(5)	1,277	107,960
Series 4408, Class IP, 3.50%, 4/15/44	1,928	261,094
Series 4497, Class CS, 0.765%, (6.086% - 30-day average SOFR), 9/15/44(5)	1,053	14,462
Series 4507, Class MI, 3.50%, 8/15/44	676	31,693
Series 4507, Class SJ, 0.745%, (6.066% - 30-day average SOFR), 9/15/45(5)	3,623	305,979
Series 4520, Class PI, 4.00%, 8/15/45	8,687	1,203,581
Series 4528, Class BS, 0.715%, (6.036% - 30-day average SOFR), 7/15/45(5)	1,714	132,332
Series 4629, Class QI, 3.50%, 11/15/46	1,776	363,777
Series 4637, Class IP, 3.50%, 4/15/44	230	8,649
Series 4644, Class TI, 3.50%, 1/15/45	1,606	241,670
Series 4744, Class IO, 4.00%, 11/15/47	1,629	324,501
Series 4749, Class IL, 4.00%, 12/15/47	1,293	258,565
Series 4768, Class IO, 4.00%, 3/15/48	1,583	317,267
Series 5051, Class S, 0.00%, (3.60% - 30-day average SOFR, Floor 0.00%), 12/25/50(5)	17,968	427,642
Series 5070, Class CI, 2.00%, 2/25/51	38,571	4,884,281
Series 5156, Class IP, 3.00%, 12/25/49	19,966	3,147,599
Series 5236, Class TI, 3.00%, 1/25/51	72,448	12,216,169
Principal Only:(7)
Series 4417, Class KO, 0.00%, 12/15/43	539	326,199
Series 4478, Class PO, 0.00%, 5/15/45	836	568,190
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-HQA3, Class B2, 12.935%, (30-day average SOFR + 7.614%), 9/25/49(1)(2)	1,250	1,362,430
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes: (continued)
Series 2020-DNA6, Class B2, 10.971%, (30-day average SOFR + 5.65%), 12/25/50(1)(2)	$6,900	$ 7,185,447
Series 2021-DNA3, Class B2, 11.571%, (30-day average SOFR + 6.25%), 10/25/33(1)(2)	3,000	3,172,278
Series 2021-DNA5, Class B2, 10.821%, (30-day average SOFR + 5.50%), 1/25/34(1)(2)	3,500	3,411,827
Series 2021-DNA6, Class B2, 12.821%, (30-day average SOFR + 7.50%), 10/25/41(1)(2)	13,640	13,961,382
Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	2	2,375
Series 1994-42, Class K, 6.50%, 4/25/24	4	3,902
Series 2009-62, Class WA, 5.582%, 8/25/39(3)	601	596,245
Series 2013-6, Class TA, 1.50%, 1/25/43	516	431,736
Series 2021-56, Class GZ, 3.00%, 7/25/51	1,354	718,014
Series 2021-56, Class LZ, 2.50%, 9/25/51	5,502	2,956,398
Series 2021-61, Class LZ, 2.50%, 9/25/51	3,822	1,973,438
Series 2021-61, Class Z, 2.50%, 9/25/51	8,118	4,205,728
Series 2021-77, Class WZ, 3.00%, 8/25/50	419	204,822
Series 2023-12, Class LW, 6.00%, 4/25/53	11,482	10,976,243
Series 2023-14, Class EL, 6.00%, 4/25/53	63,163	59,814,044
Interest Only:(6)
Series 2004-46, Class SI, 0.565%, (5.886% - 30-day average SOFR), 5/25/34(5)	980	26,470
Series 2005-17, Class SA, 1.265%, (6.586% - 30-day average SOFR), 3/25/35(5)	933	66,491
Series 2005-71, Class SA, 1.315%, (6.636% - 30-day average SOFR), 8/25/25(5)	31	155
Series 2005-105, Class S, 1.265%, (6.586% - 30-day average SOFR), 12/25/35(5)	781	58,590
Series 2006-44, Class IS, 1.165%, (6.486% - 30-day average SOFR), 6/25/36(5)	687	45,886
Series 2006-65, Class PS, 1.785%, (7.106% - 30-day average SOFR), 7/25/36(5)	677	66,316
Series 2006-96, Class SN, 1.765%, (7.086% - 30-day average SOFR), 10/25/36(5)	733	44,925
Series 2006-104, Class SD, 1.205%, (6.526% - 30-day average SOFR), 11/25/36(5)	725	50,463
Series 2006-104, Class SE, 1.195%, (6.516% - 30-day average SOFR), 11/25/36(5)	484	33,415
Series 2007-50, Class LS, 1.015%, (6.336% - 30-day average SOFR), 6/25/37(5)	1,041	70,503
Series 2008-26, Class SA, 0.765%, (6.086% - 30-day average SOFR), 4/25/38(5)	1,125	83,208
Series 2008-61, Class S, 0.665%, (5.986% - 30-day average SOFR), 7/25/38(5)	2,044	100,899
Series 2011-101, Class IC, 3.50%, 10/25/26	585	16,362
Series 2011-101, Class IE, 3.50%, 10/25/26	436	12,060
Series 2011-104, Class IM, 3.50%, 10/25/26	780	22,883
Series 2012-52, Class DI, 3.50%, 5/25/27	1,697	66,457
Series 2012-124, Class IO, 1.365%, 11/25/42(3)	2,552	115,994

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2012-139, Class LS, 0.719%, (6.036% - 30-day average SOFR), 12/25/42(5)	$2,513	$ 267,222
Series 2012-147, Class SA, 0.665%, (5.986% - 30-day average SOFR), 1/25/43(5)	2,891	216,433
Series 2012-150, Class PS, 0.715%, (6.036% - 30-day average SOFR), 1/25/43(5)	3,645	272,043
Series 2012-150, Class SK, 0.715%, (6.036% - 30-day average SOFR), 1/25/43(5)	4,276	334,674
Series 2013-11, Class IO, 4.00%, 1/25/43	9,012	1,090,039
Series 2013-12, Class SP, 0.215%, (5.536% - 30-day average SOFR), 11/25/41(5)	440	4,723
Series 2013-15, Class DS, 0.765%, (6.086% - 30-day average SOFR), 3/25/33(5)	3,401	144,754
Series 2013-23, Class CS, 0.815%, (6.136% - 30-day average SOFR), 3/25/33(5)	1,791	77,819
Series 2013-64, Class PS, 0.815%, (6.136% - 30-day average SOFR), 4/25/43(5)	1,890	98,169
Series 2013-66, Class JI, 3.00%, 7/25/43	3,054	478,756
Series 2013-75, Class SC, 0.815%, (6.136% - 30-day average SOFR), 7/25/42(5)	2,509	43,957
Series 2014-32, Class EI, 4.00%, 6/25/44	718	127,374
Series 2014-41, Class SA, 0.615%, (5.936% - 30-day average SOFR), 7/25/44(5)	1,220	133,781
Series 2014-43, Class PS, 0.665%, (5.986% - 30-day average SOFR), 3/25/42(5)	1,089	54,451
Series 2014-55, Class IN, 3.50%, 7/25/44	1,826	371,443
Series 2014-64, Class BI, 3.50%, 3/25/44	248	8,336
Series 2014-67, Class IH, 4.00%, 10/25/44	1,235	282,524
Series 2014-80, Class CI, 3.50%, 12/25/44	1,253	268,761
Series 2014-89, Class IO, 3.50%, 1/25/45	1,896	405,169
Series 2015-6, Class IM, 0.00%, (5.181% - 30-day average SOFR x 1.33, Floor 0.00%), 6/25/43(5)	1,960	6,040
Series 2015-14, Class KI, 3.00%, 3/25/45	2,234	367,352
Series 2015-22, Class GI, 3.50%, 4/25/45	672	123,499
Series 2015-31, Class SG, 0.665%, (5.986% - 30-day average SOFR), 5/25/45(5)	2,500	334,588
Series 2015-36, Class IL, 3.00%, 6/25/45	1,509	215,614
Series 2015-52, Class MI, 3.50%, 7/25/45	3,165	634,676
Series 2015-93, Class BS, 0.715%, (6.036% - 30-day average SOFR), 8/25/45(5)	1,365	54,670
Series 2018-21, Class IO, 3.00%, 4/25/48	4,061	721,911
Series 2021-94, Class CI, 3.00%, 1/25/52	11,588	1,894,268
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R04, Class 2B1, 10.685%, (30-day average SOFR + 5.364%), 6/25/39(1)(2)	15,996	17,093,140
Series 2019-R06, Class 2B1, 9.185%, (30-day average SOFR + 3.864%), 9/25/39(1)(2)	923	947,147
Series 2021-R01, Class 1B2, 11.321%, (30-day average SOFR + 6.00%), 10/25/41(1)(2)	8,500	8,509,315
FIGRE Trust, Series 2023-HE2, Class A, 6.512%, 5/25/53(1)(3)	5,410	5,354,022
Security	Principal Amount (000's omitted)	Value
Finance of America HECM Buyout, Series 2022-HB2, Class M5, 6.00%, 8/1/32(1)(3)	$1,000	$ 579,677
Flagstar Mortgage Trust:
Series 2023-10IN, Class B4, 3.512%, 10/25/51(1)(3)	6,900	4,393,123
Series 2023-6INV, Class B4, 3.488%, 8/25/51(1)(3)	4,201	2,735,433
FREED Mortgage, Series 2022-HE1, Class A, 7.00%, 10/25/37(1)(3)	2,939	2,907,900
Government National Mortgage Association:
Series 2021-136, Class Z, 2.50%, 8/20/51	8,804	4,442,821
Series 2021-139, Class ZJ, 2.50%, 8/20/51	1,705	983,974
Series 2021-154, Class ZC, 2.50%, 9/20/51	1,773	902,508
Series 2021-154, Class ZL, 3.00%, 9/20/51	2,857	1,373,081
Series 2021-165, Class MZ, 2.50%, 9/20/51	14,690	7,455,877
Series 2022-31, Class ZD, 3.00%, 2/20/52	282	91,324
Series 2022-173, Class S, 3.222%, (22.733% - 30-day average SOFR x 3.667), 10/20/52(5)	7,688	6,829,056
Series 2022-189, Class US, 3.222%, (22.733% - 30-day average SOFR x 3.667), 11/20/52(5)	11,195	10,143,927
Series 2022-195, Class AS, 3.436%, (23.125% - 30-day average SOFR x 3.70), 11/20/52(5)	4,810	4,694,756
Series 2022-197, Class SW, 3.549%, (16.32% - 30-day average SOFR x 2.40), 11/20/52(5)	8,946	8,124,600
Series 2023-53, Class AL, 5.50%, 4/20/53	20,000	18,178,388
Series 2023-53, Class SE, 3.039%, (22.55% - 30-day average SOFR x 3.667), 4/20/53(5)	19,744	18,283,446
Series 2023-56, Class ZE, 6.00%, 4/20/53	16,301	14,543,844
Series 2023-63, Class LB, 6.00%, 5/20/53	12,347	11,707,892
Series 2023-63, Class S, 3.039%, (22.55% - 30-day average SOFR x 3.667), 5/20/53(5)	37,944	33,881,883
Series 2023-64, Class LB, 6.00%, 5/20/53	5,036	4,777,389
Series 2023-65, Class SB, 3.039%, (22.55% - 30-day average SOFR x 3.667), 5/20/53(5)	7,637	6,977,660
Series 2023-65, Class SD, 3.039%, (22.55% - 30-day average SOFR x 3.667), 5/20/53(5)	15,202	14,252,168
Series 2023-66, Class S, 3.039%, (22.55% - 30-day average SOFR x 3.667), 5/20/53(5)	6,985	6,450,973
Series 2023-66, Class SD, 3.039%, (22.55% - 30-day average SOFR x 3.667), 5/20/53(5)	6,235	5,568,486
Series 2023-83, Class S, 2.754%, (22.868% - 30-day average SOFR x 3.78), 6/20/53(5)	7,883	6,889,470
Series 2023-84, Class MW, 6.00%, 6/20/53	5,478	5,193,740
Series 2023-84, Class SN, 2.858%, (22.387% - 30-day average SOFR x 3.67), 6/20/53(5)	8,302	7,339,029
Series 2023-89, Class SD, 2.672%, (22.183% - 30-day average SOFR x 3.667), 6/20/53(5)	9,215	8,043,148
Series 2023-96, Class BL, 6.00%, 7/20/53	10,000	9,510,764
Series 2023-96, Class DB, 6.00%, 7/20/53	8,000	7,593,382
Series 2023-97, Class CB, 6.00%, 7/20/53	20,000	19,339,203
Series 2023-99, Class AL, 6.00%, 7/20/53	3,000	2,848,010
Series 2023-100, Class AY, 6.00%, 7/20/53	13,236	12,573,412
Series 2023-100, Class JL, 6.00%, 7/20/53	11,099	10,561,389

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-116, Class CY, 6.00%, 8/20/53	$2,618	$ 2,488,146
Series 2023-133, Class S, 5.636%, (21.60% - 30-day average SOFR x 3.00), 9/20/53(5)	14,939	14,383,861
Series 2023-149, Class S, 5.505%, (21.45% - 30-day average SOFR x 3.00), 10/20/53(5)	9,250	8,966,275
Series 2023-150, Class AS, 7.065%, (27.528% - 30-day average SOFR x 3.85), 10/20/53(5)	5,275	5,348,238
Series 2023-153, Class SM, 6.731%, (28.00% - 30-day average SOFR x 4.00), 10/20/53(5)	15,929	16,083,832
Interest Only:(6)
Series 2014-68, Class KI, 0.00%, 10/20/42(3)	2,478	79,411
Series 2017-104, Class SD, 0.746%, (6.086% - 1 mo. SOFR), 7/20/47(5)	4,338	349,787
Series 2017-121, Class DS, 0.00%, (4.386% - 1 mo. SOFR, Floor 0.00%), 8/20/47(5)	2,873	81,272
Series 2017-137, Class AS, 0.00%, (4.386% - 1 mo. SOFR, Floor 0.00%), 9/20/47(5)	3,961	109,383
Series 2020-116, Class MI, 2.00%, 8/20/50	16,923	2,204,548
Series 2020-134, Class LI, 2.50%, 9/20/50	7,452	1,014,663
Series 2020-146, Class IQ, 2.00%, 10/20/50	17,331	1,924,893
Series 2020-146, Class QI, 2.00%, 10/20/50	9,222	1,008,773
Series 2020-149, Class NI, 2.50%, 10/20/50	13,601	1,846,698
Series 2020-151, Class AI, 2.00%, 10/20/50	51,053	6,278,383
Series 2020-151, Class HI, 2.50%, 10/20/50	1,189	160,799
Series 2020-154, Class PI, 2.50%, 10/20/50	12,063	1,631,231
Series 2020-167, Class KI, 2.00%, 11/20/50	28,273	3,142,258
Series 2020-173, Class DI, 2.00%, 11/20/50	21,247	2,568,748
Series 2020-176, Class HI, 2.50%, 11/20/50	29,466	4,002,589
Series 2020-185, Class BI, 2.00%, 12/20/50	7,299	843,379
Series 2020-191, Class AI, 2.00%, 12/20/50	27,235	3,146,101
Series 2021-15, Class AI, 2.00%, 1/20/51	31,477	3,804,298
Series 2021-23, Class TI, 2.50%, 2/20/51	11,403	1,485,033
Series 2021-30, Class AI, 2.00%, 2/20/51	3,841	459,946
Series 2021-46, Class IM, 2.50%, 3/20/51	2,562	341,184
Series 2021-56, Class SE, 0.00%, (2.30% - 30-day average SOFR, Floor 0.00%), 10/20/50(5)	5,327	52,072
Series 2021-77, Class SB, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 5/20/51(5)	12,304	258,783
Series 2021-97, Class IG, 2.50%, 8/20/49	37,419	4,101,449
Series 2021-114, Class MI, 3.00%, 6/20/51	9,335	1,449,110
Series 2021-121, Class TI, 3.00%, 7/20/51	34,013	4,232,283
Series 2021-122, Class NI, 3.00%, 7/20/51	6,228	950,728
Series 2021-125, Class SA, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 7/20/51(5)	16,185	340,156
Series 2021-154, Class MI, 3.00%, 9/20/51	46,553	6,294,489
Series 2021-160, Class IT, 2.50%, 9/20/51	17,288	1,893,967
Series 2021-175, Class AS, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(5)	26,124	157,977
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2021-175, Class SB, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(5)	$13,134	$ 79,572
Series 2021-193, Class IU, 3.00%, 11/20/49	41,987	5,716,381
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day average SOFR, Floor 0.00%), 11/20/51(5)	25,290	220,462
Series 2021-201, Class PI, 3.00%, 11/20/51	26,341	3,066,775
Series 2021-209, Class IW, 3.00%, 11/20/51	18,657	2,449,708
Series 2022-104, Class IO, 2.50%, 6/20/51	25,229	3,282,694
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day average SOFR, Floor 0.00%), 7/20/52(5)	208,493	1,577,169
Series 2022-119, Class SC, 0.00%, (3.00% - 30-day average SOFR, Floor 0.00%), 7/20/52(5)	23,166	175,241
Series 2022-119, Class TA, 0.00%, (3.90% - 30-day average SOFR, Floor 0.00%), 7/20/52(5)	46,332	269,364
Series 2022-119, Class TI, 0.00%, (3.85% - 30-day average SOFR, Floor 0.00%), 7/20/52(5)	463,319	2,540,330
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day average SOFR, Floor 0.00%), 7/20/52(5)	62,173	827,905
Series 2022-126, Class SC, 0.00%, (3.73% - 30-day average SOFR, Floor 0.00%), 7/20/52(5)	46,332	632,657
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day average SOFR, Floor 0.00%), 6/20/52(5)	129,394	1,082,500
Series 2023-13, Class SA, 0.079%, (5.40% - 30-day average SOFR), 1/20/53(5)	16,512	302,339
Series 2023-19, Class SD, 0.979%, (6.30% - 30-day average SOFR), 2/20/53(5)	20,536	1,081,315
Series 2023-20, Class HS, 0.979%, (6.30% - 30-day average SOFR), 2/20/53(5)	14,443	774,536
Series 2023-22, Class ES, 0.979%, (6.30% - 30-day average SOFR), 2/20/53(5)	19,258	1,032,714
Series 2023-22, Class SA, 0.379%, (5.70% - 30-day average SOFR), 2/20/53(5)	32,170	877,709
Series 2023-24, Class SB, 0.00%, (5.15% - 30-day average SOFR, Floor 0.00%), 2/20/53(5)	38,516	946,458
Series 2023-24, Class SG, 0.979%, (6.30% - 30-day average SOFR), 2/20/53(5)	19,258	1,032,714
Series 2023-32, Class SA, 0.979%, (6.30% - 30-day average SOFR), 2/20/53(5)	64,996	3,485,411
Series 2023-38, Class LS, 0.979%, (6.30% - 30-day average SOFR), 3/20/53(5)	62,197	3,327,489
Series 2023-38, Class SD, 0.929%, (6.25% - 30-day average SOFR), 3/20/53(5)	96,111	4,171,772
Series 2023-38, Class SG, 0.879%, (6.20% - 30-day average SOFR), 3/20/53(5)	48,284	2,453,014
Series 2023-47, Class HS, 0.979%, (6.30% - 30-day average SOFR), 3/20/53(5)	20,732	1,109,163
Series 2023-47, Class SC, 0.929%, (6.25% - 30-day average SOFR), 3/20/53(5)	31,028	1,617,562
Series 2023-53, Class SK, 0.879%, (6.20% - 30-day average SOFR), 4/20/53(5)	39,139	2,033,614
GS Mortgage-Backed Securities Trust, Series 2022-PJ6, Class B4, 3.186%, 1/25/53(1)(3)	1,946	934,735

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
LHOME Mortgage Trust:
Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(4)	$2,775	$ 2,779,656
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(4)	6,200	6,209,491
MFRA Trust, Series 2023-NQM1, Class A2, 5.75% to 1/25/26, 11/25/67(1)(4)	913	871,775
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 9.289%, (1 mo. SOFR + 3.85%), 2/25/25(1)(2)	5,000	5,000,211
Series 2018-GT2, Class A, 8.089%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(2)	4,272	4,271,513
Series 2022-GT1, Class A, 9.571%, (30-day average SOFR + 4.25%), 5/25/27(1)(2)	6,000	6,012,440
Radnor Re, Ltd., Series 2022-1, Class M1A, 9.071%, (30-day average SOFR + 3.75%), 9/25/32(1)(2)	7,000	7,127,256
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(3)	53,952	42,100,117
Total Collateralized Mortgage Obligations (identified cost $917,019,547)		$776,076,837

Commercial Mortgage-Backed Securities — 0.7%
Security	Principal Amount (000's omitted)	Value
CSMC Trust:
Series 2020-TMIC, Class A, 8.95%, (1 mo. SOFR + 3.614%), 12/15/35(1)(2)	$3,000	$ 2,996,936
Series 2022-NWPT, Class A, 8.478%, (1 mo. SOFR + 3.143%), 9/9/24(1)(2)	4,200	4,215,752
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.559%, 9/15/47(1)(3)	3,430	2,246,375
Series 2014-C25, Class D, 3.933%, 11/15/47(1)(3)	8,045	3,415,213
Med Trust, Series 2021-MDLN, Class E, 8.599%, (1 mo. SOFR + 3.264%), 11/15/38(1)(2)	5,265	5,018,455
WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class D, 3.692%, 11/15/47(1)	4,000	2,474,204
Total Commercial Mortgage-Backed Securities (identified cost $26,145,833)		$ 20,366,935

Common Stocks — 0.2%
Security	Shares	Value
Bermuda — 0.0%(8)
Liberty Latin America, Ltd., Class A(9)	105,100	$ 717,833
		$ 717,833
Security	Shares	Value
Bulgaria — 0.2%
Eurohold Bulgaria AD(9)	5,140,100	$ 4,726,851
		$ 4,726,851
Canada — 0.0%(8)
Canacol Energy, Ltd.	147,000	$ 727,182
		$ 727,182
Iceland — 0.0%(8)
Siminn HF	2,023,336	$ 127,776
		$ 127,776
Total Common Stocks (identified cost $6,384,866)		$ 6,299,642

Convertible Bonds — 1.9%
Security	Principal Amount (000's omitted)		Value
Bermuda — 0.1%
Jazz Investments I, Ltd., 2.00%, 6/15/26	USD	920	$ 933,800
NCL Corp., Ltd., 1.125%, 2/15/27	USD	870	678,456
			$ 1,612,256
Canada — 0.0%(8)
Shopify, Inc., 0.125%, 11/1/25	USD	300	$ 265,650
			$ 265,650
Cayman Islands — 0.1%
Herbalife, Ltd., 2.625%, 3/15/24	USD	870	$ 849,990
Li Auto, Inc., 0.25%, 5/1/28	USD	430	583,725
Poseidon Finance 1, Ltd., 0.00%, 2/1/25(10)	USD	660	638,547
Sea, Ltd., 2.375%, 12/1/25	USD	940	893,940
ZTO Express Cayman, Inc., 1.50%, 9/1/27	USD	710	684,853
			$ 3,651,055
China — 0.1%
Meituan, 0.00%, 4/27/27(10)	USD	3,700	$ 3,313,349
			$ 3,313,349
France — 0.0%(8)
Veolia Environnement S.A., 0.00%, 1/1/25(10)	EUR	1,150	$ 366,938
			$ 366,938

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Germany — 0.0%(8)
Deutsche Post AG, 0.05%, 6/30/25(10)	EUR	500	$ 497,296
			$ 497,296
India — 0.1%
Indiabulls Housing Finance, Ltd., 4.50%, 9/28/26(10)	USD	1,325	$ 1,180,933
			$ 1,180,933
Israel — 0.0%(8)
Nice, Ltd., 0.00%, 9/15/25	USD	415	$ 369,350
			$ 369,350
Luxembourg — 0.0%(8)
Citigroup Global Markets Funding Luxembourg SCA, 0.00%, 7/25/24(10)	HKD	6,000	$ 731,862
			$ 731,862
Netherlands — 0.0%(8)
STMicroelectronics N.V., 0.00%, 8/4/25(10)	USD	200	$ 209,196
			$ 209,196
South Africa — 0.0%(8)
HTA Group, Ltd., 2.875%, 3/18/27(10)	USD	600	$ 487,322
			$ 487,322
Spain — 0.0%(8)
Cellnex Telecom S.A., 0.50%, 7/5/28(10)	EUR	300	$ 304,593
			$ 304,593
United Arab Emirates — 0.0%(8)
Abu Dhabi National Oil Co., 0.70%, 6/4/24(10)	USD	200	$ 193,639
			$ 193,639
United States — 1.5%
Airbnb, Inc., 0.00%, 3/15/26	USD	1,070	$ 927,690
Akamai Technologies, Inc., 1.125%, 2/15/29(1)	USD	1,200	1,185,000
Alnylam Pharmaceuticals, Inc., 1.00%, 9/15/27	USD	590	513,027
Amphastar Pharmaceuticals, Inc., 2.00%, 3/15/29(1)	USD	275	269,088
Ares Capital Corp., 4.625%, 3/1/24	USD	550	552,750
Axon Enterprise, Inc., 0.50%, 12/15/27(1)	USD	670	722,595
Bentley Systems, Inc., 0.125%, 1/15/26	USD	870	828,730
BILL Holdings, Inc., 0.00%, 12/1/25	USD	770	732,462
BioMarin Pharmaceutical, Inc., 1.25%, 5/15/27	USD	815	787,651
BlackLine, Inc., 0.00%, 3/15/26	USD	540	461,363
Blackstone Mortgage Trust, Inc., 5.50%, 3/15/27	USD	500	427,813
Security	Principal Amount (000's omitted)		Value
United States (continued)
Block, Inc., 0.125%, 3/1/25	USD	870	$ 805,620
Bloom Energy Corp., 3.00%, 6/1/28(1)	USD	560	483,944
Burlington Stores, Inc., 2.25%, 4/15/25	USD	780	755,176
Cable One, Inc., 0.00%, 3/15/26	USD	655	537,428
Carnival Corp., 5.75%, 12/1/27(1)	USD	430	511,223
Ceridian HCM Holding, Inc., 0.25%, 3/15/26	USD	560	490,250
Cloudflare, Inc., 0.00%, 8/15/26	USD	725	607,912
Confluent, Inc., 0.00%, 1/15/27(1)	USD	870	704,396
CONMED Corp., 2.25%, 6/15/27	USD	260	243,490
CryoPort, Inc., 0.75%, 12/1/26(1)	USD	535	421,634
Cytokinetics, Inc., 3.50%, 7/1/27	USD	300	276,600
Datadog, Inc., 0.125%, 6/15/25	USD	565	624,890
Dexcom, Inc.:
0.25%, 11/15/25	USD	970	921,500
0.375%, 5/15/28(1)	USD	550	486,200
DISH Network Corp., 0.00%, 12/15/25	USD	440	270,609
DraftKings Holdings, Inc., 0.00%, 3/15/28	USD	670	504,510
Dropbox, Inc., 0.00%, 3/1/26	USD	695	650,867
Duke Energy Corp., 4.125%, 4/15/26(1)	USD	900	878,553
Enphase Energy, Inc., 0.00%, 3/1/26	USD	570	487,920
Envestnet, Inc., 0.75%, 8/15/25	USD	300	273,600
Envista Holdings Corp., 1.75%, 8/15/28(1)	USD	600	519,600
Etsy, Inc., 0.25%, 6/15/28	USD	870	642,930
Euronet Worldwide, Inc., 0.75%, 3/15/49	USD	300	277,875
Exact Sciences Corp., 0.375%, 3/1/28	USD	1,020	847,883
Expedia Group, Inc., 0.00%, 2/15/26	USD	870	760,336
Five9, Inc., 0.50%, 6/1/25	USD	300	275,100
Ford Motor Co., 0.00%, 3/15/26	USD	1,045	958,787
Glencore Funding, LLC, 0.00%, 3/27/25(10)	USD	400	418,352
Halozyme Therapeutics, Inc., 1.00%, 8/15/28	USD	625	548,437
Insmed, Inc., 0.75%, 6/1/28	USD	600	580,200
Integra LifeSciences Holdings Corp., 0.50%, 8/15/25	USD	300	271,500
InterDigital, Inc.:
2.00%, 6/1/24	USD	250	255,938
3.50%, 6/1/27	USD	455	515,167
Ionis Pharmaceuticals, Inc., 0.00%, 4/1/26	USD	870	843,465
Lantheus Holdings, Inc., 2.625%, 12/15/27(1)	USD	240	266,622
Liberty Broadband Corp., 3.125%, 3/31/53(1)	USD	440	438,639
Live Nation Entertainment, Inc., 2.00%, 2/15/25	USD	540	545,400
Lumentum Holdings, Inc., 0.50%, 6/15/28	USD	435	305,290
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27(1)	USD	635	535,623
Match Group Financeco 3, Inc., 2.00%, 1/15/30(1)	USD	490	398,426
MongoDB, Inc., 0.25%, 1/15/26	USD	325	554,856
NextEra Energy Partners, L.P., 2.50%, 6/15/26(1)	USD	700	606,900

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
United States (continued)
NRG Energy, Inc., 2.75%, 6/1/48	USD	690	$ 774,180
NuVasive, Inc., 0.375%, 3/15/25	USD	525	482,475
Okta, Inc., 0.125%, 9/1/25	USD	900	805,950
Omnicell, Inc., 0.25%, 9/15/25	USD	870	775,387
ON Semiconductor Corp., 0.50%, 3/1/29(1)	USD	915	805,200
Palo Alto Networks, Inc., 0.375%, 6/1/25	USD	470	1,150,090
Post Holdings, Inc., 2.50%, 8/15/27	USD	500	476,750
PPL Capital Funding, Inc., 2.875%, 3/15/28(1)	USD	605	556,600
Rapid7, Inc., 0.25%, 3/15/27	USD	550	470,250
Rivian Automotive, Inc., 4.625%, 3/15/29(1)	USD	545	575,792
Sarepta Therapeutics, Inc., 1.25%, 9/15/27	USD	645	552,492
Shift4 Payments, Inc., 0.50%, 8/1/27	USD	550	432,264
Shockwave Medical, Inc., 1.00%, 8/15/28(1)	USD	300	291,300
Snap, Inc., 0.00%, 5/1/27	USD	1,150	863,075
SoFi Technologies, Inc., 0.00%, 10/15/26(1)	USD	820	621,150
Southwest Airlines Co., 1.25%, 5/1/25	USD	405	385,661
Splunk, Inc., 1.125%, 9/15/25	USD	815	877,347
Spotify USA, Inc., 0.00%, 3/15/26	USD	505	433,606
Tyler Technologies, Inc., 0.25%, 3/15/26	USD	580	553,334
Uber Technologies, Inc., 0.00%, 12/15/25	USD	870	794,985
Wolfspeed, Inc., 1.875%, 12/1/29(1)	USD	910	546,000
Ziff Davis, Inc., 1.75%, 11/1/26	USD	345	312,053
Zscaler, Inc., 0.125%, 7/1/25	USD	555	678,765
			$ 43,926,523
Total Convertible Bonds (identified cost $59,578,271)			$ 57,109,962

Convertible Preferred Stocks — 0.0%(8)
Security	Shares	Value
United States — 0.0%(8)
Bank of America Corp., Series L, 7.25%	625	$ 658,250
Wells Fargo & Co., Series L, Class A, 7.50%	620	654,906
Total Convertible Preferred Stocks (identified cost $1,535,710)		$ 1,313,156

Foreign Corporate Bonds — 5.6%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.0%(8)
IRSA Inversiones y Representaciones S.A., 8.75%, 6/22/28(1)	USD	151	$ 146,456
			$ 146,456
Armenia — 0.0%(8)
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(10)	USD	971	$ 958,862
			$ 958,862
Brazil — 0.8%
Braskem Netherlands Finance BV, 8.50% to 10/24/25, 1/23/81(10)(11)	USD	1,357	$ 1,326,047
Coruripe Netherlands BV:
10.00%, 2/10/27(1)	USD	616	436,054
10.00%, 2/10/27(10)	USD	5,326	3,770,171
FORESEA Holding S.A., 7.50%, 6/15/30(10)	USD	2,250	2,103,750
Guara Norte S.a.r.l., 5.198%, 6/15/34(10)	USD	2,201	1,868,824
Hidrovias International Finance S.a.r.l., 4.95%, 2/8/31(10)	USD	3,401	2,624,640
MC Brazil Downstream Trading S.a.r.l.:
7.25%, 6/30/31(1)	USD	2,342	1,667,935
7.25%, 6/30/31(10)	USD	1,407	1,001,862
Minerva Luxembourg S.A., 8.875%, 9/13/33(1)	USD	4,035	3,967,212
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(10)	USD	503	455,313
Natura Cosmeticos S.A., 4.125%, 5/3/28(10)	USD	514	442,982
Samarco Mineracao S.A., 5.75%, 10/24/23(10)(12)	USD	3,115	2,422,179
Vale S.A., 2.762%(13)(14)	BRL	14,736	923,628
			$ 23,010,597
Bulgaria — 0.1%
Bulgarian Energy Holding EAD, 2.45%, 7/22/28(10)	EUR	2,001	$ 1,745,911
			$ 1,745,911
Burkina Faso — 0.1%
Endeavour Mining PLC, 5.00%, 10/14/26(10)	USD	3,661	$ 3,238,301
			$ 3,238,301
Canada — 0.1%
Aris Gold Corp., 7.50%, 8/26/27	USD	2,317	$ 2,369,232
			$ 2,369,232

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Chile — 0.2%
AES Andes S.A.:
6.35% to 1/7/25, 10/7/79(10)(11)	USD	490	$ 454,382
7.125% to 4/7/24, 3/26/79(10)(11)	USD	3,288	3,100,509
VTR Comunicaciones SpA:
4.375%, 4/15/29(10)	USD	1,964	846,624
5.125%, 1/15/28(10)	USD	1,772	794,529
			$ 5,196,044
China — 0.1%(8)
China Oil & Gas Group, Ltd., 4.70%, 6/30/26(10)	USD	1,800	$ 1,441,209
Kaisa Group Holdings, Ltd., 9.375%, 6/30/24(10)(12)	USD	850	29,750
KWG Group Holdings, Ltd., 7.875%, 8/30/24(12)	USD	519	40,612
Longfor Group Holdings, Ltd., 3.85%, 1/13/32(10)	USD	1,332	430,167
Shimao Group Holdings, Ltd., 5.60%, 7/15/26(10)(12)	USD	4,343	108,575
Sunac China Holdings, Ltd.:
6.50%, 7/9/23(10)(12)	USD	400	58,000
8.35%, 4/19/23(10)(12)	USD	1,864	267,018
Times China Holdings, Ltd.:
5.55%, 6/4/24(10)(12)	USD	2,221	76,847
6.75%, 7/16/23(10)(12)	USD	1,041	26,025
			$ 2,478,203
Colombia — 0.4%
ABRA Global Finance, 11.50%, (6.00% cash and 5.50% PIK), 3/2/28(1)(15)	USD	3,749	$ 2,890,170
Aris Mining Corp., 6.875%, 8/9/26(10)	USD	1,758	1,449,040
Avianca Midco 2 PLC, 9.00%, 12/1/28(10)	USD	2,046	1,683,964
Canacol Energy, Ltd., 5.75%, 11/24/28(10)	USD	4,357	3,147,127
SierraCol Energy Andina, LLC, 6.00%, 6/15/28(10)	USD	2,982	2,311,544
			$ 11,481,845
Costa Rica — 0.1%
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/31(1)	USD	3,147	$ 3,055,551
			$ 3,055,551
Cyprus — 0.0%(8)
Bank of Cyprus PLC:
7.375% to 7/25/27, 7/25/28(10)(11)	EUR	615	$ 654,036
11.875% to 12/21/28(10)(11)(13)	EUR	213	228,080
			$ 882,116
Security	Principal Amount (000's omitted)		Value
Georgia — 0.1%
TBC Bank JSC, 8.894% to 11/6/26(10)(11)(13)	USD	2,674	$ 2,421,641
			$ 2,421,641
Ghana — 0.2%
Kosmos Energy, Ltd.:
7.50%, 3/1/28(10)	USD	2,280	$ 1,998,967
7.75%, 5/1/27(10)	USD	794	714,640
Tullow Oil PLC, 10.25%, 5/15/26(10)	USD	2,525	2,170,818
			$ 4,884,425
Greece — 0.2%
Alpha Bank S.A., 6.875% to 6/27/28, 6/27/29(10)(11)	EUR	770	$ 818,525
Alpha Services & Holdings S.A., 5.50% to 3/11/26, 6/11/31(10)(11)	EUR	840	831,439
National Bank of Greece S.A., 8.00% to 10/3/28, 1/3/34(10)(11)	EUR	1,745	1,865,255
Piraeus Financial Holdings S.A.:
5.50% to 2/19/25, 2/19/30(10)(11)	EUR	810	800,851
8.75% to 6/16/26(10)(11)(13)	EUR	1,057	1,013,494
			$ 5,329,564
Honduras — 0.1%
Inversiones Atlantida S.A., 7.50%, 5/19/26(10)	USD	1,935	$ 1,732,522
			$ 1,732,522
Hong Kong — 0.1%
Yuexiu REIT MTN Co., Ltd., 2.65%, 2/2/26(10)	USD	2,664	$ 2,248,649
			$ 2,248,649
Hungary — 0.2%
MBH Bank Nyrt, 8.625% to 10/19/26, 10/19/27(10)(11)	EUR	1,522	$ 1,624,753
OTP Bank Nyrt, 8.75% to 2/15/28, 5/15/33(10)(11)	USD	3,938	3,902,456
			$ 5,527,209
Iceland — 0.1%
Arion Banki HF, 6.00%, 4/12/24(10)	ISK	440,000	$ 3,112,195
Landsbankinn HF, 5.00%, 11/23/23(10)	ISK	120,000	853,515
WOW Air HF:
0.00% (12)(13)(16)	EUR	20	0
0.00%, (3 mo. EURIBOR + 9.00%)(12)(13)(16)	EUR	900	0
			$ 3,965,710
India — 0.2%
JSW Steel, Ltd., 5.05%, 4/5/32(10)	USD	4,432	$ 3,420,162

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
India (continued)
Vedanta Resources Finance II PLC, 13.875%, 1/21/24(10)	USD	3,174	$ 2,828,856
			$ 6,249,018
Indonesia — 0.2%
Minejesa Capital BV, 4.625%, 8/10/30(10)	USD	6,066	$ 5,432,772
			$ 5,432,772
Kazakhstan — 0.0%(8)
Tengizchevroil Finance Co. International, Ltd., 4.00%, 8/15/26(10)	USD	200	$ 178,952
			$ 178,952
Mexico — 0.8%
Alpha Holding S.A. de CV:
9.00%, 2/10/25(10)(12)	USD	2,654	$ 49,759
10.00%, 12/19/22(10)(12)	USD	1,440	21,597
Banco Mercantil del Norte S.A.:
7.625% to 1/10/28(10)(11)(13)	USD	563	510,594
8.375% to 10/14/30(10)(11)(13)	USD	1,314	1,199,602
BBVA Bancomer S.A.:
5.125% to 1/17/28, 1/18/33(10)(11)	USD	1,452	1,229,705
8.45% to 6/29/33, 6/29/38(1)(11)	USD	1,896	1,809,986
Braskem Idesa SAPI:
6.99%, 2/20/32(10)	USD	3,880	2,293,516
7.45%, 11/15/29(10)	USD	2,105	1,333,427
Cemex SAB de CV:
5.125% to 6/8/26(10)(11)(13)	USD	1,319	1,221,197
9.125% to 3/14/28(1)(11)(13)	USD	1,870	1,919,340
Grupo Aeromexico SAB de CV, 8.50%, 3/17/27(10)	USD	1,942	1,802,765
Grupo Kaltex S.A. de CV, 14.50%, (13.00% cash and 1.50% PIK), 9/30/25(1)(15)	USD	2,592	2,332,800
Petroleos Mexicanos:
6.35%, 2/12/48	USD	152	83,919
6.50%, 3/13/27	USD	871	769,063
6.875%, 8/4/26	USD	4,416	4,080,229
10.00%, 2/7/33	USD	1,597	1,413,190
Total Play Telecomunicaciones S.A. de CV:
6.375%, 9/20/28(10)	USD	2,963	1,421,199
7.50%, 11/12/25(10)	USD	1,896	1,378,176
			$ 24,870,064
Security	Principal Amount (000's omitted)		Value
Moldova — 0.1%
Aragvi Finance International DAC, 8.45%, 4/29/26(10)	USD	2,560	$ 1,763,200
			$ 1,763,200
Mongolia — 0.0%(8)
Mongolian Mining Corp./Energy Resources, LLC, 9.25%, 4/15/24(10)	USD	745	$ 758,745
			$ 758,745
Nigeria — 0.1%
IHS Netherlands Holdco BV, 8.00%, 9/18/27(10)	USD	931	$ 762,052
SEPLAT Energy PLC, 7.75%, 4/1/26(10)	USD	2,549	2,158,493
			$ 2,920,545
Panama — 0.1%
C&W Senior Financing DAC, 6.875%, 9/15/27(10)	USD	4,912	$ 4,228,102
			$ 4,228,102
Paraguay — 0.1%
Frigorifico Concepcion S.A.:
7.70%, 7/21/28(1)	USD	2,421	$ 1,967,769
7.70%, 7/21/28(10)	USD	1,869	1,519,108
			$ 3,486,877
Peru — 0.3%
Auna SAA, 6.50%, 11/20/25(10)	USD	4,047	$ 3,706,289
Hunt Oil Co. of Peru, LLC, 8.55%, 9/18/33(1)	USD	1,142	1,145,820
Peru LNG SRL, 5.375%, 3/22/30(10)	USD	4,049	3,105,725
Telefonica del Peru SAA, 7.375%, 4/10/27(10)	PEN	4,500	876,432
			$ 8,834,266
Russia — 0.0%(8)
Gazprom PJSC Via Gaz Finance PLC, 4.599% to 10/26/25(10)(11)(13)	USD	555	$ 299,700
Hacienda Investments, Ltd. Via DME Airport DAC, 5.35%, 2/8/28(10)	USD	450	263,250
Tinkoff Bank JSC Via TCS Finance, Ltd., 6.00% to 12/20/26(10)(11)(13)	USD	1,226	628,325
			$ 1,191,275
Saint Lucia — 0.1%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(10)	USD	4,217	$ 3,873,441
			$ 3,873,441

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Singapore — 0.1%
APL Realty Holdings Pte., Ltd., 5.95%, 6/2/24(10)	USD	555	$ 443,999
Indika Energy Capital IV Pte, Ltd., 8.25%, 10/22/25(10)	USD	1,811	1,801,040
			$ 2,245,039
South Africa — 0.2%
Petra Diamonds US Treasury PLC, 9.75% PIK, 3/8/26(10)(15)	USD	385	$ 329,524
Sasol Financing USA, LLC:
5.50%, 3/18/31	USD	4,425	3,395,451
6.50%, 9/27/28	USD	1,482	1,313,089
			$ 5,038,064
Turkey — 0.3%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(10)	USD	3,388	$ 2,974,544
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(10)	USD	3,309	3,098,233
WE Soda Investments Holding PLC, 9.50%, 10/6/28(10)	USD	3,240	3,239,514
			$ 9,312,291
United Arab Emirates — 0.0%(8)
Shelf Drilling Holdings, Ltd.:
9.625%, 4/15/29(1)	USD	709	$ 674,740
9.625%, 4/15/29(10)	USD	599	570,055
			$ 1,244,795
Uzbekistan — 0.0%(8)
Ipoteka-Bank ATIB, 16.00%, 4/16/24(10)	UZS	7,100,000	$ 572,482
			$ 572,482
Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.125%, 5/7/29(10)	USD	3,980	$ 3,617,820
			$ 3,617,820
Total Foreign Corporate Bonds (identified cost $181,676,347)			$166,490,586

Loan Participation Notes — 0.5%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.5%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(10)(16)(17)	UZS	195,502,870	$ 15,622,067
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank "Asaka"), 18.70%, 7/21/26(10)(16)(17)	UZS	3,683,800	280,721
Total Loan Participation Notes (identified cost $16,966,005)			$ 15,902,788

Reinsurance Side Cars — 2.1%
Security	Shares	Value
Eden Re II, Ltd.:
Series 2020A, 0.00%, 3/22/24(1)(16)(18)(19)	818,125	$ 310,887
Series 2021A, 0.00%, 3/21/25(1)(16)(18)(19)	65,826	30,017
Series 2021B, 0.00%, 3/21/25(1)(16)(18)(19)	592,179	270,034
Series 2022A, 0.00%, 3/20/26(1)(16)(18)(19)	1,409,976	1,043,805
Series 2022B, 0.00%, 3/20/26(1)(16)(18)(19)	1,210,683	914,066
Series 2023A, 0.00%, 3/19/27(1)(16)(18)(19)	15,000,000	17,173,500
Series 2023B, 0.00%, 3/19/27(1)(16)(18)(19)	11,800,000	13,552,300
Mt. Logan Re, Ltd.:
Series 13, Preference Shares(16)(19)(20)	10,000	15,003,196
Series 17, Preference Shares(9)(16)(19)(20)	860	1,273,313
Sussex Capital, Ltd.:
Designated Investment Series 5, 5/19(9)(16)(19)(20)	249	13,934
Designated Investment Series 5, 12/19(9)(16)(19)(20)	791	43,067
Designated Investment Series 5, 6/20(9)(16)(19)(20)	434	40,363
Designated Investment Series 5, 4/21(9)(16)(19)(20)	247	9,833
Designated Investment Series 5, 12/21(9)(16)(19)(20)	958	17,860
Designated Investment Series 5, 11/22(9)(16)(19)(20)	958	530,701
Designated Investment Series 15, 12/21(9)(16)(19)(20)	743	13,843
Designated Investment Series 15, 11/22(9)(16)(19)(20)	721	399,431
Series 5, Preference Shares(9)(16)(19)(20)	6,000	7,276,256
Series 15, Preference Shares(9)(16)(19)(20)	5,000	5,483,188
Sussex Re, Ltd.:
Series 2020A(9)(16)(19)(20)	4,081,939	154,705
Series 2021A(9)(16)(19)(20)	4,154,232	316,137
Total Reinsurance Side Cars (identified cost $48,837,955)		$ 63,870,436

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Sovereign Government Bonds — 9.4%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.1%
Republic of Argentina:
0.75% to 7/9/27, 7/9/30(4)	USD	950	$ 266,099
1.00%, 7/9/29	USD	231	62,641
3.50% to 7/9/29, 7/9/41(4)	USD	2,004	530,122
3.625% to 7/9/24, 7/9/35(4)	USD	1,964	490,135
4.255% to 7/9/24, 1/9/38(4)	USD	1,288	392,048
			$ 1,741,045
Benin — 0.0%(8)
Benin Government International Bond:
4.875%, 1/19/32(10)	EUR	120	$ 95,263
6.875%, 1/19/52(10)	EUR	1,733	1,205,430
			$ 1,300,693
Dominican Republic — 1.0%
Dominican Republic:
12.00%, 8/8/25(1)	DOP	450,030	$ 8,009,813
12.75%, 9/23/29(1)	DOP	794,700	15,500,468
13.625%, 2/3/33(1)	DOP	8,000	160,449
Dominican Republic Central Bank Notes:
12.00%, 10/3/25(1)	DOP	299,010	5,327,635
13.00%, 12/5/25(1)	DOP	12,940	235,232
			$ 29,233,597
Hungary — 0.0%(8)
Hungary Government International Bond, 6.25%, 9/22/32(10)	USD	1,000	$ 963,814
			$ 963,814
Iceland — 0.3%
Republic of Iceland:
5.00%, 11/15/28	ISK	852,032	$ 5,401,604
6.50%, 1/24/31	ISK	285,839	1,934,334
8.00%, 6/12/25	ISK	307,477	2,194,085
			$ 9,530,023
Mexico — 1.5%
Mexican Bonos:
7.75%, 11/13/42(21)	MXN	511,160	$ 22,653,328
8.00%, 7/31/53(21)	MXN	470,600	20,998,851
			$ 43,652,179
Security	Principal Amount (000's omitted)		Value
Peru — 2.5%
Peru Government Bond:
5.40%, 8/12/34	PEN	41,625	$ 9,052,325
5.94%, 2/12/29	PEN	199,073	49,689,161
6.15%, 8/12/32	PEN	65,080	15,497,452
6.714%, 2/12/55	PEN	5,641	1,295,536
			$ 75,534,474
Poland — 0.0%(8)
Republic of Poland, 5.75%, 11/16/32	USD	1,000	$ 994,782
			$ 994,782
Serbia — 0.9%
Serbia Treasury Bond:
4.50%, 8/20/32	RSD	3,319,480	$ 26,406,413
5.875%, 2/8/28	RSD	3,280	30,308
			$ 26,436,721
South Africa — 2.7%
Republic of South Africa, 10.50%, 12/21/26	ZAR	1,437,663	$ 79,571,878
			$ 79,571,878
Suriname — 0.4%
Republic of Suriname, 9.25%, 10/26/26(10)(12)	USD	11,370	$ 10,375,125
			$ 10,375,125
Ukraine — 0.0%(8)
Ukraine Government Bond:
10.95%, 11/1/23	UAH	7,018	$ 183,508
11.67%, 11/22/23	UAH	1,719	40,157
15.84%, 2/26/25	UAH	19,789	428,140
			$ 651,805
Uzbekistan — 0.0%(8)
Republic of Uzbekistan, 16.25%, 10/12/26(10)	UZS	6,450,000	$ 529,822
			$ 529,822
Total Sovereign Government Bonds (identified cost $330,912,703)			$280,515,958

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Sovereign Loans — 0.0%(8)
Borrower/Description	Principal Amount (000's omitted)		Value
Nigeria — 0.0%(8)
Bank of Industry Limited, Term Loan, 11.67%, (3 mo. USD LIBOR + 6.00%), 12/11/23(2)(22)	USD	228	$ 228,074
Total Sovereign Loans (identified cost $227,960)			$ 228,074

U.S. Department of Agriculture Loans — 1.4%
Security	Principal Amount (000's omitted)	Value
USDA Guaranteed Loans:
8.00%, (USD Prime - 0.50%), 2/16/43(2)	2,741	$ 2,741,293
8.00%, (USD Prime - 0.50%), 2/16/43(2)	3,537	3,540,505
8.00%, (USD Prime - 0.50%), 2/16/43(2)	17,000	17,003,230
8.00%, (USD Prime - 0.50%), 2/16/43(2)	18,540	18,543,337
8.00%, (USD Prime - 0.50%), 2/16/63(2)	116	115,745
Total U.S. Department of Agriculture Loans (identified cost $41,933,042)		$ 41,944,110

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.5%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(6)
Series 2021-SB91, Class X1, 0.572%, 8/25/41(3)	$23,767	$ 647,185
Series 2021-SB92, Class X1, 0.58%, 8/25/41(3)	23,853	533,472
Government National Mortgage Association:
Interest Only:(6)
Series 2021-101, Class IO, 0.679%, 4/16/63(3)	27,171	1,427,896
Series 2021-132, Class IO, 0.726%, 4/16/63(3)	65,574	3,587,795
Series 2021-144, Class IO, 0.825%, 4/16/63(3)	25,787	1,518,791
Series 2021-186, Class IO, 0.765%, 5/16/63(3)	47,621	2,696,016
Series 2022-3, Class IO, 0.64%, 2/16/61(3)	67,789	3,152,922
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $18,150,452)		$ 13,564,077

U.S. Government Agency Mortgage-Backed Securities — 32.2%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.196%, (COF + 1.254%), with maturity at 2035(23)	$71	$ 69,432
4.616%, (COF + 1.251%), with maturity at 2030(23)	50	49,848
5.00%, with maturity at 2052	7,835	7,235,421
6.00%, with various maturities to 2053	4,714	4,596,454
6.50%, with maturity at 2053	5,905	5,897,445
7.00%, with various maturities to 2036	454	462,314
8.00%, with maturity at 2026	1	926
Federal National Mortgage Association:
4.186%, (COF + 1.254%), with maturity at 2035(23)	30	30,081
5.00%, 30-Year, TBA(24)	8,671	7,995,949
5.05%, (COF + 1.791%), with maturity at 2035(23)	310	302,510
5.50%, 30-Year, TBA(24)	50,600	48,032,445
5.50%, with various maturities to 2052	78,925	75,027,369
6.00%, with various maturities to 2053	18,209	17,753,021
6.50%, with various maturities to 2053	18,042	18,005,327
7.00%, with maturity at 2037	173	176,902
8.50%, with maturity at 2032	80	83,924
9.50%, with maturity at 2028	10	9,765
Government National Mortgage Association:
5.00%, with maturity at 2052	19,156	17,787,923
5.50%, with various maturities to 2063	70,732	67,650,362
6.00%, with various maturities to 2063	164,016	161,035,747
6.00%, 30-Year, TBA(24)	55,750	54,632,229
6.50%, with various maturities to 2063	100,815	100,930,692
6.50%, 30-Year, TBA(24)	300,600	300,042,477
7.00%, with various maturities to 2063	75,059	76,178,702
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $982,568,558)		$963,987,265

U.S. Government Guaranteed Small Business Administration Loans(25)(26)— 0.5%
Security	Principal Amount (000's omitted)	Value
0.66%, 3/15/30	$2,591	$ 34,711
0.73%, 7/15/31	2,447	38,778
0.93%, 5/15/42	1,515	35,687
0.98%, 4/15/32	1,155	24,957
1.31%, 5/15/42 to 7/15/42	4,217	147,618
1.38%, 6/15/41	3,016	106,680

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
1.56%, 7/15/42	$1,070	$ 44,088
1.61%, 12/15/41 to 7/15/42	1,835	81,671
1.63%, 9/15/41	1,827	81,839
1.73%, 10/15/33 to 11/21/41	2,509	113,603
1.86%, 4/15/42 to 6/15/42	6,735	322,843
1.91%, 7/15/42	1,009	59,396
2.06%, 7/15/42	2,817	155,003
2.11%, 4/15/33 to 5/15/42	2,292	115,493
2.16%, 5/15/42	1,942	104,467
2.23%, 1/15/41	1,341	82,476
2.28%, 11/1/29	999	43,954
2.31%, 4/15/42 to 6/15/42	2,954	198,000
2.36%, 1/16/42 to 6/15/42	8,953	557,515
2.38%, 6/15/42	1,275	81,854
2.39%, 7/15/40	1,285	74,072
2.41%, 6/15/41 to 6/15/42	7,222	479,747
2.43%, 3/15/41	1,282	86,186
2.48%, 2/23/41	1,083	71,826
2.56%, 1/15/41	1,002	60,340
2.61%, 2/15/42 to 6/15/42	2,152	147,840
2.66%, 4/15/42 to 6/15/42	1,580	112,799
2.68%, 9/15/41	1,137	77,908
2.71%, 8/15/42	6,688	480,322
2.86%, 5/15/32 to 6/15/42	5,441	416,790
2.88%, 8/16/42(27)	18,035	1,462,072
2.89%, 8/15/40	943	66,970
2.90%, 11/2/42(27)	8,747	660,177
2.91%, 6/15/42 to 7/15/42	4,375	372,518
2.93%, 4/15/41 to 5/15/41	2,218	159,656
2.96%, 7/15/27 to 1/15/43	8,190	614,068
2.98%, 7/15/42	1,216	116,938
3.03%, 6/15/42	1,712	149,091
3.11%, 5/15/42 to 6/15/42	2,896	232,689
3.16%, 6/15/42 to 1/15/43	11,995	1,077,036
3.21%, 12/15/26 to 7/15/42	4,468	326,171
3.28%, 4/15/27 to 7/15/42	4,035	358,313
3.36%, 3/15/42	1,822	166,747
3.41%, 6/15/42 to 12/15/42	3,387	314,014
3.46%, 4/15/27 to 8/15/42	4,028	306,468
3.53%, 6/15/26 to 8/15/42	1,061	69,233
3.61%, 6/15/32 to 6/15/42	4,244	440,255
3.64%, 12/15/41	1,012	111,355
3.66%, 5/15/42 to 7/15/42	4,890	507,811
3.68%, 2/15/42 to 5/15/42	620	64,360
3.71%, 3/15/24 to 7/15/42	12,343	996,738
3.73%, 1/15/37	1,620	142,179
Security	Principal Amount (000's omitted)	Value
3.78%, 2/15/27 to 5/15/42	$2,922	$ 289,427
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $36,712,608)		$ 13,442,749

U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond, 0.625%, 7/15/32(28)	$11,657	$ 9,987,786
Total U.S. Treasury Obligations (identified cost $11,031,459)		$ 9,987,786

Miscellaneous — 0.0%
Security	Shares	Value
Financial Intermediaries — 0.0%
Alpha Holding S.A., Escrow Certificates(9)(16)	3,058,000	$ 0
Alpha Holding S.A., Escrow Certificates(9)(16)	5,630,000	0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 21.4%
Affiliated Fund — 14.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.25%(29)	422,234,524	$ 422,234,524
Total Affiliated Fund (identified cost $422,234,524)		$422,234,524

Repurchase Agreements — 1.4%
Description	Principal Amount (000's omitted)		Value
Bank of America:
Dated 9/8/23 with an interest rate of 4.95%, collateralized by $1,000,000 Indonesia Government International Bond, 4.85%, due 1/11/33 and a market value, including accrued interest, of $950,819(30)	USD	980	$ 980,000
Dated 10/19/23 with an interest rate of 5.00%, collateralized by $1,000,000 Republic of Philippines, 5.00%, due 7/17/33 and a market value, including accrued interest, of $959,717(30)	USD	948	947,500

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Description	Principal Amount (000's omitted)		Value
Bank of America: (continued)
Dated 10/20/23 with an interest rate of 5.00%, collateralized by $1,000,000 Chile Government International Bond, 3.50%, due 1/31/34 and a market value, including accrued interest, of $814,980(30)	USD	803	$ 802,500
Barclays Bank PLC:
Dated 9/26/23 with an interest rate of 3.00%, collateralized by $1,000,000 Malaysia Wakala Sukuk Bhd, 2.07%, due 4/28/31 and a market value, including accrued interest, of $799,728(30)	USD	866	866,250
Dated 9/29/23 with an interest rate of 5.15%, collateralized by MXN 276,661,449 Mexican Udibonos, 4.00%, due 11/3/50 and a market value, including accrued interest, of $13,415,757(30)	USD	13,889	13,888,817
Dated 10/16/23 with an interest rate of 5.15%, collateralized by MXN 357,818,634 Mexican Udibonos, 4.00%, due 11/15/40 and a market value, including accrued interest, of $17,839,559(30)	USD	18,240	18,239,526
Dated 10/19/23 with an interest rate of 3.00%, collateralized by $1,000,000 Malaysia Wakala Sukuk Bhd, 2.07%, due 4/28/31 and a market value, including accrued interest, of $799,728(30)	USD	845	845,000
JPMorgan Chase Bank, N.A.:
Dated 7/27/23 with an interest rate of 5.05%, collateralized by $1,000,000 Peruvian Government International Bond, 2.783%, due 1/23/31 and a market value, including accrued interest, of $810,618(30)	USD	849	848,887
Dated 10/18/23 with an interest rate of 5.05%, collateralized by $1,000,000 Republic of Turkey, 9.375%, due 1/19/33 and a market value, including accrued interest, of $1,031,788(30)	USD	1,017	1,017,187
Dated 10/20/23 with an interest rate of 5.10%, collateralized by $1,000,000 Mexico Government International Bond, 6.35%, due 2/9/35 and a market value, including accrued interest, of $970,426(30)	USD	970	970,303
Nomura International PLC:
Dated 9/5/23 with an interest rate of 5.00%, collateralized by $1,000,000 Chile Government International Bond, 3.50%, due 1/31/34 and a market value, including accrued interest, of $814,980(30)	USD	900	899,850
Dated 9/5/23 with an interest rate of 5.00%, collateralized by $1,000,000 Romanian Government International Bond, 7.125%, due 1/17/33 and a market value, including accrued interest, of $1,017,851(30)	USD	1,105	1,104,705
Total Repurchase Agreements (identified cost $41,410,525)			$ 41,410,525

Sovereign Government Securities — 4.0%
Security	Principal Amount (000's omitted)		Value
Brazil — 4.0%
Letra do Tesouro Nacional, 0.00%, 1/1/24	BRL	621,140	$ 120,919,683
Total Sovereign Government Securities (identified cost $123,880,488)			$120,919,683

U.S. Treasury Obligations — 1.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 11/30/23(31)	$40,000	$ 39,829,738
0.00%, 1/9/24	17,000	16,828,041
Total U.S. Treasury Obligations (identified cost $56,656,494)		$ 56,657,779
Total Short-Term Investments (identified cost $644,182,031)		$641,222,511
Total Investments — 114.5% (identified cost $3,699,557,806)	$3,428,728,084

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

TBA Sale Commitments — (1.5)%
U.S. Government Agency Mortgage-Backed Securities — (1.5)%
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, 4.50%, 30-Year, TBA(24)	$(50,000)	$ (44,687,500)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $45,240,234)		$(44,687,500)
Total TBA Sale Commitments (proceeds $45,240,234)		$(44,687,500)
Securities Sold Short — (1.2)%
Sovereign Government Bonds — (1.2)%
Security	Principal Amount (000's omitted)		Value
Chile — (0.0)%(8)
Chile Government International Bond, 3.50%, 1/31/34	USD	(1,000)	$ (806,133)
			$ (806,133)
Indonesia — (0.0)%(8)
Indonesia Government International Bond, 4.85%, 1/11/33	USD	(1,000)	$ (936,000)
			$ (936,000)
Malaysia — (0.0)%(8)
Malaysia Wakala Sukuk Bhd, 2.07%, 4/28/31(10)	USD	(1,000)	$ (799,555)
			$ (799,555)
Mexico — (1.0)%
Mexican Udibonos:
4.00%, 11/15/40(32)	MXN	(357,819)	$ (17,578,215)
4.00%, 11/3/50(32)	MXN	(276,661)	(13,171,936)
			$(30,750,151)
Peru — (0.0)%(8)
Peruvian Government International Bond, 2.783%, 1/23/31	USD	(1,000)	$ (803,041)
			$ (803,041)
Security	Principal Amount (000's omitted)		Value
Philippines — (0.1)%
Republic of Philippines, 5.00%, 7/17/33	USD	(1,000)	$ (945,273)
			$ (945,273)
Turkey — (0.1)%
Republic of Turkey, 9.375%, 1/19/33	USD	(1,000)	$ (1,005,225)
			$ (1,005,225)
Total Sovereign Government Bonds (proceeds $36,937,339)			$(36,045,378)
Total Securities Sold Short (proceeds $36,937,339)			$(36,045,378)

Other Assets, Less Liabilities — (11.8)%	$ (354,532,572)
Net Assets — 100.0%	$2,993,462,634
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2023, the aggregate value of these securities is $549,241,128 or 18.3% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2023.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2023.
(4)	Step coupon security. Interest rate represents the rate in effect at October 31, 2023.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2023.
(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(7)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(8)	Amount is less than 0.05% or (0.05)%, as applicable.
(9)	Non-income producing security.
(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2023, the aggregate value of these securities is $166,703,054 or 5.6% of the Portfolio's net assets.

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

(11)	Security converts to variable rate after the indicated fixed-rate coupon period.
(12)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(14)	Variable rate security whose coupon rate is linked to the issuer’s mining activities revenue. The coupon rate shown represents the rate in effect at October 31, 2023.
(15)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(16)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).
(17)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(18)	Quantity held represents principal in USD.
(19)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(20)	Restricted security (see Note 5).
(21)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(22)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.
(23)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at October 31, 2023.
(24)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(25)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(26)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro rata basis with all securities in the trust.
(27)	The stated interest rate represents the weighted average fixed interest rate at October 31, 2023 of all interest only securities comprising the certificate.
(28)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(29)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2023.
(30)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(31)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(32)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	1,084,472	USD	1,161,274	12/20/23	$ (11,237)
PEN	45,901,000	USD	11,818,884	12/20/23	106,882
USD	24,311,451	EUR	22,703,583	12/20/23	235,240
USD	17,224,271	EUR	16,085,123	12/20/23	166,664
USD	6,635,967	EUR	6,197,089	12/20/23	64,210
USD	5,191,031	EUR	4,847,716	12/20/23	50,229
USD	1,812,822	EUR	1,692,929	12/20/23	17,541
USD	1,296,435	EUR	1,210,694	12/20/23	12,544
USD	964,678	EUR	900,877	12/20/23	9,334
USD	963,738	EUR	900,000	12/20/23	9,325
USD	174,586	EUR	165,435	12/20/23	(851)
USD	662,371	EUR	627,654	12/20/23	(3,230)
USD	2,536,122	EUR	2,403,195	12/20/23	(12,366)

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	24,740,814	PEN	92,115,000	12/20/23	$ 807,961
USD	14,564,034	PEN	54,302,000	12/20/23	455,563
USD	2,631,159	PEN	9,786,858	12/20/23	88,387
USD	9,791,412	PEN	37,469,000	12/20/23	56,405
USD	9,515,814	PEN	36,496,000	12/20/23	33,607
USD	716,319	PEN	2,667,000	12/20/23	23,393
USD	683,552	PEN	2,545,000	12/20/23	22,323
USD	421,617	PEN	1,572,000	12/20/23	13,188
USD	9,307,492	PEN	35,778,000	12/20/23	11,833
USD	76,105	PEN	283,080	12/20/23	2,557
USD	19,875	PEN	74,000	12/20/23	649
					$2,160,151
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	236,941	EUR	223,547	Bank of America, N.A.	11/3/23	$ 397	$ —
USD	381,535	EUR	360,719	Goldman Sachs International	11/3/23	—	(156)
USD	1,616,449	EUR	1,522,000	UBS AG	11/3/23	5,957	—
USD	484,158	EUR	457,913	UBS AG	11/3/23	—	(378)
USD	1,129,865	EUR	1,068,616	UBS AG	11/3/23	—	(883)
USD	554,814	EUR	526,271	UBS AG	11/3/23	—	(2,055)
USD	24,139,753	PEN	92,526,000	Standard Chartered Bank	11/13/23	64,973	—
AUD	18,000,000	USD	11,503,850	BNP Paribas	12/20/23	—	(67,163)
AUD	19,000,000	USD	12,267,901	Citibank, N.A.	12/20/23	—	(195,842)
AUD	28,000,000	USD	18,086,600	Citibank, N.A.	12/20/23	—	(296,197)
AUD	16,745,000	USD	10,820,540	Standard Chartered Bank	12/20/23	—	(181,244)
MXN	178,500,144	USD	10,139,685	BNP Paribas	12/20/23	—	(315,422)
MXN	334,154,000	USD	19,259,597	Citibank, N.A.	12/20/23	—	(868,481)
MXN	16,044,253	USD	922,761	Goldman Sachs International	12/20/23	—	(39,720)
MXN	26,660,503	USD	1,534,629	JPMorgan Chase Bank, N.A.	12/20/23	—	(67,292)
MXN	390,302,000	USD	22,505,521	Standard Chartered Bank	12/20/23	—	(1,024,141)
MXN	375,518,000	USD	21,566,274	UBS AG	12/20/23	—	(898,573)
USD	6,606,811	CAD	8,888,742	State Street Bank and Trust Company	12/20/23	191,578	—
USD	39,409	CAD	54,320	UBS AG	12/20/23	205	—
USD	8,238,139	CNH	60,000,000	Goldman Sachs International	12/20/23	38,680	—
USD	52,109,365	CNH	379,459,877	JPMorgan Chase Bank, N.A.	12/20/23	253,265	—
USD	4,064,029	MXN	73,689,000	State Street Bank and Trust Company	12/20/23	8,345	—
USD	3,935,769	MXN	71,477,000	State Street Bank and Trust Company	12/20/23	1,829	—
USD	3,912,933	MXN	71,428,900	State Street Bank and Trust Company	12/20/23	—	(18,360)
USD	2,002,906	MXN	36,822,000	State Street Bank and Trust Company	12/20/23	—	(23,698)
USD	74,294,907	MXN	1,321,178,900	UBS AG	12/20/23	1,580,070	—

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	344,941	NZD	584,452	UBS AG	12/20/23	$ 4,385	$ —
USD	2,762,531	ZAR	52,996,681	Goldman Sachs International	12/20/23	—	(69,191)
USD	4,632,150	ZAR	88,405,846	Goldman Sachs International	12/20/23	—	(91,558)
USD	4,814,253	ZAR	92,089,424	Goldman Sachs International	12/20/23	—	(106,276)
USD	10,855,069	ZAR	208,377,157	Goldman Sachs International	12/20/23	—	(278,954)
USD	15,984,538	ZAR	305,999,999	Goldman Sachs International	12/20/23	—	(365,676)
USD	2,794,882	ZAR	53,618,698	HSBC Bank USA, N.A.	12/20/23	—	(70,076)
USD	4,631,007	ZAR	88,405,846	HSBC Bank USA, N.A.	12/20/23	—	(92,700)
USD	4,810,923	ZAR	92,089,424	HSBC Bank USA, N.A.	12/20/23	—	(109,606)
USD	12,971,092	ZAR	247,549,400	HSBC Bank USA, N.A.	12/20/23	—	(255,985)
USD	15,978,278	ZAR	306,000,000	HSBC Bank USA, N.A.	12/20/23	—	(371,936)
USD	10,807,250	ZAR	207,229,020	JPMorgan Chase Bank, N.A.	12/20/23	—	(265,426)
USD	12,898,017	ZAR	246,010,320	UBS AG	12/20/23	—	(246,824)
ZAR	163,058,916	USD	8,585,437	HSBC Bank USA, N.A.	12/20/23	127,138	—
ZAR	81,529,458	USD	4,323,352	HSBC Bank USA, N.A.	12/20/23	32,936	—
ZAR	167,426,211	USD	8,831,076	Standard Chartered Bank	12/20/23	114,853	—
ZAR	81,529,459	USD	4,324,967	State Street Bank and Trust Company	12/20/23	31,321	—
USD	60,580,803	BRL	298,000,000	BNP Paribas	1/3/24	1,882,411	—
USD	64,284,720	BRL	323,140,000	BNP Paribas	1/3/24	634,389	—
USD	548,087	EUR	515,477	State Street Bank and Trust Company	1/31/24	327	—
USD	619,073	EUR	582,777	State Street Bank and Trust Company	1/31/24	—	(202)
USD	732,860	HKD	5,725,056	State Street Bank and Trust Company	1/31/24	165	—
USD	14,485,050	SAR	54,500,000	Standard Chartered Bank	3/14/24	—	(29,821)
USD	7,606,557	BHD	2,900,000	Standard Chartered Bank	3/18/24	—	(70,274)
OMR	4,666,500	USD	12,101,605	Standard Chartered Bank	4/8/24	11,833	—
USD	11,776,656	OMR	4,666,500	BNP Paribas	4/8/24	—	(336,781)
OMR	4,664,971	USD	12,097,326	Standard Chartered Bank	4/22/24	10,920	—
USD	11,825,022	OMR	4,664,971	Standard Chartered Bank	4/22/24	—	(283,225)
OMR	2,000,000	USD	5,183,496	Standard Chartered Bank	7/8/24	3,833	—
USD	8,189,339	OMR	3,237,000	BNP Paribas	7/8/24	—	(206,353)
USD	5,155,499	OMR	2,039,000	Standard Chartered Bank	7/15/24	—	(132,617)
USD	954,425	OMR	378,000	BNP Paribas	7/29/24	—	(25,777)
USD	23,985,158	OMR	9,293,625	BNP Paribas	7/29/24	—	(114,393)
USD	4,828,281	SAR	18,220,000	Standard Chartered Bank	6/18/25	—	(10,987)
						$4,999,810	$(7,534,243)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	4,340	Long	12/29/23	$ 453,428,283	$ (3,058,595)
U.S. 10-Year Treasury Note	38	Long	12/19/23	4,034,531	10,514

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures (continued)
U.S. Ultra 10-Year Treasury Note	212	Long	12/19/23	$ 23,071,563	$ (1,207,102)
U.S. Ultra-Long Treasury Bond	49	Long	12/19/23	5,515,562	(710,524)
Euro-Bobl	(42)	Short	12/7/23	(5,167,952)	4,531
Euro-Bund	(18)	Short	12/7/23	(2,456,718)	22,658
Euro-Buxl	(1)	Short	12/7/23	(127,416)	7,617
Japan 10-Year Bond	(193)	Short	12/13/23	(183,036,451)	2,799,566
U.S. 2-Year Treasury Note	(77)	Short	12/29/23	(15,586,484)	41,929
U.S. 10-Year Treasury Note	(174)	Short	12/19/23	(18,473,906)	641,057
U.S. Long Treasury Bond	(1,562)	Short	12/19/23	(170,941,375)	7,280,094
U.S. Ultra-Long Treasury Bond	(370)	Short	12/19/23	(41,648,125)	1,077,312
					$ 6,909,057
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	5,003	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	$ 943,103
EUR	19,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.69% (pays upon termination)	11/15/32	3,414,728
EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	687,577
EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	687,577
EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	686,988
EUR	5,260	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	765,571
EUR	5,003	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	(1,140,523)
EUR	19,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	11/15/42	(3,985,629)
EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(806,978)
EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(806,978)

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	$ (808,615)
EUR	5,260	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(936,531)
EUR	5,870	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.64% (pays upon termination)	3/13/53	(96,121)
EUR	20,500	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.72% (pays upon termination)	6/15/53	269,715
USD	19,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.09% (pays upon termination)	4/2/29	(1,267,550)
USD	25,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.22% (pays upon termination)	11/14/32	(3,236,865)
USD	24,200	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(1,076,562)
USD	8,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(384,364)
USD	25,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.20% (pays upon termination)	11/14/42	3,647,173
USD	16,200	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	904,940
USD	8,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	444,177
USD	8,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	532,151
USD	2,309	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	387,833
USD	2,295	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	379,565
USD	4,400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	468,527
USD	7,955	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.40% (pays upon termination)	3/13/53	468,432
							$ 141,341
Inflation Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	4/2/29	$ 2,527,249
								$2,527,249

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	15,913,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.51% (pays semi-annually)	9/20/28	$ 545,039	$ —	$ 545,039
CLP	15,913,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.68% (pays semi-annually)	9/20/28	(413,462)	—	(413,462)
CLP	65,644,190	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.77% (pays semi-annually)	6/6/33	2,716,291	20,572	2,736,863
CLP	22,046,810	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.65% (pays semi-annually)	6/14/33	1,018,117	—	1,018,117
COP	56,585,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.49% (pays quarterly)	9/20/28	291,123	—	291,123
CZK	99,886	Pays	6-month CZK PRIBOR (pays semi-annually)	3.94% (pays annually)	9/20/33	(210,480)	—	(210,480)
CZK	199,772	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	(411,028)	—	(411,028)
CZK	300,341	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	(610,161)	—	(610,161)
CZK	386,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.98% (pays annually)	9/20/33	(766,773)	—	(766,773)
INR	2,127,800	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.73% (pays semi-annually)	12/20/28	57,676	—	57,676
JPY	2,585,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.28% (pays annually)	3/15/53	1,715,691	—	1,715,691
JPY	2,306,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.28% (pays annually)	3/15/53	1,516,214	—	1,516,214
JPY	2,459,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.29% (pays annually)	3/15/53	1,594,820	—	1,594,820
JPY	2,700,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.33% (pays annually)	9/20/53	1,716,378	—	1,716,378
JPY	2,500,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.41% (pays annually)	9/20/53	1,302,258	—	1,302,258
PLN	180,000	Receives	6-month PLN WIBOR (pays semi-annually)	5.24% (pays annually)	6/21/33	(511,459)	—	(511,459)
USD	10,000	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	(264,750)	—	(264,750)
USD	65,150	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	(1,721,927)	—	(1,721,927)
USD	38,900	Pays	SOFR (pays annually)	4.05% (pays annually)	9/20/28	(897,621)	—	(897,621)
USD	38,900	Pays	SOFR (pays annually)	4.06% (pays annually)	9/20/28	(893,299)	—	(893,299)
USD	44,500	Pays	SOFR (pays annually)	3.09% (pays annually)	11/4/32	(5,641,201)	—	(5,641,201)

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	44,000	Pays	SOFR (pays annually)	3.18% (pays annually)	2/2/33	$ (5,267,090)	$ —	$ (5,267,090)
USD	18,760	Pays	SOFR (pays annually)	3.22% (pays annually)	6/6/33	(881,698)	—	(881,698)
USD	26,270	Pays	SOFR (pays annually)	3.25% (pays annually)	6/6/33	(1,213,774)	—	(1,213,774)
USD	25,325	Pays	SOFR (pays annually)	3.26% (pays annually)	6/7/33	(1,159,130)	—	(1,159,130)
USD	23,445	Pays	SOFR (pays annually)	3.26% (pays annually)	6/14/33	(1,068,422)	—	(1,068,422)
ZAR	14,620	Pays	3-month ZAR JIBAR (pays quarterly)	6.54% (pays quarterly)	2/23/27	(42,325)	—	(42,325)
ZAR	521,034	Pays	3-month ZAR JIBAR (pays quarterly)	7.67% (pays quarterly)	1/19/28	(795,137)	235	(794,902)
Total						$(10,296,130)	$20,807	$(10,275,323)
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$ 7,651	1.00% (pays quarterly)(1)	12/20/28	$ 266,609	$ (276,617)	$ (10,008)
Malaysia	20,400	1.00% (pays quarterly)(1)	12/20/28	(356,159)	468,760	112,601
Turkey	3,201	1.00% (pays quarterly)(1)	12/20/28	385,553	(399,768)	(14,215)
Total				$ 296,003	$ (207,625)	$ 88,378
*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2023
Consolidated Portfolio of Investments — continued

Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1-day Indice Camara Promedio Rate on CLP 6,058,901,240 (pays semi-annually)*	1.41% on CLP equivalent of CLF 172,000 (pays semi-annually)*	1/13/33	$ 815,780
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 952,568,100 (pays semi-annually)*	2.10% on CLP equivalent of CLF 30,000 (pays semi-annually)*	4/8/32	(73,201)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 2,921,491,280 (pays semi-annually)*	2.25% on CLP equivalent of CLF 92,000 (pays semi-annually)*	4/11/32	(266,760)
				$ 475,819
*	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
Abbreviations:
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
HICP	– Harmonised Indices of Consumer Prices
JIBAR	– Johannesburg Interbank Average Rate
LIBOR	– London Interbank Offered Rate

MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLF	– Chilean Unidad de Fomento
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EUR	– Euro
HKD	– Hong Kong Dollar
INR	– Indian Rupee
ISK	– Icelandic Krona

JPY	– Japanese Yen
MXN	– Mexican Peso
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PLN	– Polish Zloty
RSD	– Serbian Dinar
SAR	– Saudi Riyal
UAH	– Ukrainian Hryvnia
USD	– United States Dollar
UZS	– Uzbekistani Som
ZAR	– South African Rand

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2023
Consolidated Statement of Assets and Liabilities

October 31, 2023
Assets
Unaffiliated investments, at value (identified cost $3,277,323,282)	$ 3,006,493,560
Affiliated investments, at value (identified cost $422,234,524)	422,234,524
Cash	1,742,874
Deposits for forward commitment securities	2,051,000
Deposits for derivatives collateral:
Futures contracts	817,641
Centrally cleared derivatives	20,212,892
OTC derivatives	4,929,900
Foreign currency, at value (identified cost $1,073,498)	924,905
Interest and dividends receivable	23,612,538
Dividends receivable from affiliated investments	1,784,184
Receivable for investments sold	16,474,557
Receivable for TBA sale commitments	45,240,234
Receivable for open forward foreign currency exchange contracts	4,999,810
Receivable for open swap contracts	3,343,029
Receivable for closed swap contracts	56,913
Tax reclaims receivable	23,675
Trustees' deferred compensation plan	110,961
Total assets	$3,555,053,197
Liabilities
Cash collateral due to brokers	$ 6,660,900
Payable for reverse repurchase agreements, including accrued interest of $138,334	44,585,989
Payable for investments purchased	7,744,397
Payable for when-issued/delayed delivery/forward commitment securities	409,921,764
Payable for securities sold short, at value (proceeds $36,937,339)	36,045,378
TBA sale commitments, at value (proceeds receivable $45,240,234)	44,687,500
Payable for variation margin on open futures contracts	22,409
Payable for variation margin on open centrally cleared derivatives	859,203
Payable for open forward foreign currency exchange contracts	7,534,243
Payable for open swap contracts	339,961
Payable for closed swap contracts	287,616
Payable to affiliates:
Investment adviser fee	1,333,784
Trustees' fees	9,223
Trustees' deferred compensation plan	110,961
Interest payable on securities sold short	731,478
Accrued expenses	715,757
Total liabilities	$ 561,590,563
Net Assets applicable to investors' interest in Portfolio	$2,993,462,634

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2023
Consolidated Statement of Operations

Year Ended
October 31, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $21,716)	$ 2,174,232
Dividend income from affiliated investments	16,883,998
Interest and other income	141,163,563
Total investment income	$160,221,793
Expenses
Investment adviser fee	$ 14,181,631
Trustees’ fees and expenses	108,500
Custodian fee	1,066,859
Legal and accounting services	220,186
Interest expense and fees	429,096
Interest expense on securities sold short	222,742
Miscellaneous	99,918
Total expenses	$ 16,328,932
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 529,551
Total expense reductions	$ 529,551
Net expenses	$ 15,799,381
Net investment income	$144,422,412
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $63,202)	$ (45,821,600)
Investment transactions - affiliated investments	(4,825,194)
Written swaptions	1,597,840
Securities sold short	1,846,619
TBA sale commitments	(16,516)
Futures contracts	4,508,428
Swap contracts	(10,065,314)
Foreign currency transactions	36,213,587
Forward foreign currency exchange contracts	(43,092,295)
Non-deliverable bond forward contracts	802,180
Net realized loss	$ (58,852,265)
Change in unrealized appreciation (depreciation):
Investments	$ 20,814,092
Investments - affiliated investments	4,456,489
Written swaptions	4,716,973
Securities sold short	891,961
TBA sale commitments	(1,985,696)
Futures contracts	(25,360,054)
Swap contracts	(12,199,845)
Foreign currency	1,449,938
Forward foreign currency exchange contracts	(19,352,596)
Non-deliverable bond forward contracts	(118,298)
Net change in unrealized appreciation (depreciation)	$ (26,687,036)
Net realized and unrealized loss	$ (85,539,301)
Net increase in net assets from operations	$ 58,883,111

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2023
Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 144,422,412	$ 80,926,073
Net realized gain (loss)	(58,852,265)	6,800,331
Net change in unrealized appreciation (depreciation)	(26,687,036)	(151,488,276)
Net increase (decrease) in net assets from operations	$ 58,883,111	$ (63,761,872)
Capital transactions:
Contributions	$ 1,068,753,875	$ 678,901,745
Withdrawals	(317,425,020)	(312,950,240)
Net increase in net assets from capital transactions	$ 751,328,855	$ 365,951,505
Net increase in net assets	$ 810,211,966	$ 302,189,633
Net Assets
At beginning of year	$ 2,183,250,668	$ 1,881,061,035
At end of year	$2,993,462,634	$2,183,250,668

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2023
Consolidated Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2023	2022	2021	2020	2019
Ratios (as a percentage of average daily net assets):
Expenses	0.64% (1)(2)	0.66% (1)(2)	0.70% (1)	0.69% (1)	0.69%
Net investment income	5.82%	4.04%	4.22%	2.85%	4.61%
Portfolio Turnover	526% (3)	400% (3)	218% (3)	87% (3)	39%
Total Return	2.94%	(2.97)%	3.53%	7.52%	3.21%
Net assets, end of year (000’s omitted)	$2,993,463	$2,183,251	$1,881,061	$1,359,116	$1,367,072
(1)	Includes interest and/or dividend expense on securities sold short of 0.01%, 0.02%, 0.03% and 0.01% of average daily net assets for the years ended October 31, 2023, 2022, 2021 and 2020, respectively.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.02% and 0.01% of average daily net assets for the years ended October 31, 2023 and 2022, respectively).
(3)	Includes the effect of To-Be-Announced (TBA) transactions.

See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio
October 31, 2023
Notes to Consolidated Financial Statements

1  Significant Accounting Policies
Global Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2023, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 98.6% and 1.4%, respectively, in the Portfolio.
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at October 31, 2023 were $917,734 or less than 0.1% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps and options on swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating-rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation

Global Opportunities Portfolio
October 31, 2023
Notes to Consolidated Financial Statements — continued

designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary's income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.
As of October 31, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.
G  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H   Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers

Global Opportunities Portfolio
October 31, 2023
Notes to Consolidated Financial Statements — continued

that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
L  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
M  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
N  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the

Global Opportunities Portfolio
October 31, 2023
Notes to Consolidated Financial Statements — continued

Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
O  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
P  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
Q  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
R  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

Global Opportunities Portfolio
October 31, 2023
Notes to Consolidated Financial Statements — continued

S  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
T  Forward Sale Commitments—The Portfolio may enter into forward sale commitments to sell generic U.S. government agency mortgage-backed securities to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as an asset and a corresponding liability, which is subsequently valued at approximately the current market value of the underlying security in accordance with the Portfolio's policies on investment valuations discussed above. The Portfolio records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Portfolio realizes a gain or loss on investments based on the price established when the Portfolio entered into the commitment. If the Portfolio enters into a forward sale commitment for the delivery of a security that it does not own or has the right to obtain, it is subject to the risk of loss if the purchase price to settle the commitment is higher than the price at which it was sold.
U  Stripped Mortgage-Backed Securities—The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-
backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.615%
$500 million but less than $1 billion	0.595%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2 billion	0.555%
$2 billion but less than $3 billion	0.520%
$3 billion and over	0.490%
In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2023, the Portfolio’s investment adviser fee amounted to $14,181,631 or 0.57% of the Portfolio's consolidated average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2023, the investment adviser fee paid was reduced by $529,551 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.

Global Opportunities Portfolio
October 31, 2023
Notes to Consolidated Financial Statements — continued

3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans, TBA transactions and securities sold short, for the year ended October 31, 2023 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 1,021,816,636	$ 784,344,863
U.S. Government and Agency Securities	12,520,086,143	11,718,824,697
	$13,541,902,779	$12,503,169,560
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio's investment in the Subsidiary at October 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$3,614,172,737
Gross unrealized appreciation	$ 100,559,091
Gross unrealized depreciation	(376,013,022)
Net unrealized depreciation	$ (275,453,931)
5  Restricted Securities
At October 31, 2023, the Portfolio owned the following securities (representing 1.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Reinsurance Side Cars
Mt. Logan Re, Ltd., Series 13, Preference Shares	1/2/18	10,000	$ 6,658,283	$ 15,003,196
Mt. Logan Re, Ltd., Series 17, Preference Shares	1/26/21	860	572,931	1,273,313
Sussex Capital, Ltd., Designated Investment Series 5, 5/19	5/31/19	249	212,150	13,934
Sussex Capital, Ltd., Designated Investment Series 5, 12/19	1/17/20	791	673,953	43,067
Sussex Capital, Ltd., Designated Investment Series 5, 6/20	6/30/20	434	64,320	40,363
Sussex Capital, Ltd., Designated Investment Series 5, 4/21	4/1/21	247	195,858	9,833
Sussex Capital, Ltd., Designated Investment Series 5, 12/21	1/24/22	958	952,280	17,860
Sussex Capital, Ltd., Designated Investment Series 5, 11/22	3/11/22	958	956,716	530,701
Sussex Capital, Ltd., Designated Investment Series 15, 12/21	1/24/22	743	738,092	13,843
Sussex Capital, Ltd., Designated Investment Series 15, 11/22	3/11/22	721	720,077	399,431
Sussex Capital, Ltd., Series 5, Preference Shares	12/17/18	6,000	2,654,676	7,276,256
Sussex Capital, Ltd., Series 15, Preference Shares	6/1/21	5,000	3,541,830	5,483,188
Sussex Re, Ltd., Series 2020A	1/21/20	4,081,939	0	154,705
Sussex Re, Ltd., Series 2021A	1/14/21	4,154,232	0	316,137
Total Restricted Securities			$17,941,166	$30,575,827

Global Opportunities Portfolio
October 31, 2023
Notes to Consolidated Financial Statements — continued

6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written swaptions, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2023 is included in the Consolidated Portfolio of Investments. At October 31, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: During the year ended October 31, 2023, the Portfolio entered into credit default swaps and swaptions to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: During the year ended October 31, 2023, the Portfolio utilized various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2023, the fair value of derivatives with credit-related contingent features in a net liability position was $7,874,204. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $8,273,732 at October 31, 2023.
The OTC derivatives in which the Portfolio invests (except for written swaptions as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under  an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to  a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used  while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by  a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2023. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

Global Opportunities Portfolio
October 31, 2023
Notes to Consolidated Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2023 was as follows:
	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Not applicable	$ 652,162*	$ 2,187,835*	$ 39,046,942*	$ 41,886,939
Receivable for open forward foreign currency exchange contracts	—	4,999,810	—	4,999,810
Receivable/Payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	—	—	3,343,029	3,343,029
Total Asset Derivatives	$ 652,162	$ 7,187,645	$ 42,389,971	$ 50,229,778
Derivatives not subject to master netting or similar agreements	$ 652,162	$ 2,187,835	$ 39,046,942	$ 41,886,939
Total Asset Derivatives subject to master netting or similar agreements	$ —	$ 4,999,810	$ 3,343,029	$ 8,342,839
Not applicable	$ (356,159)*	$ (27,684)*	$ (42,292,674)*	$ (42,676,517)
Payable for open forward foreign currency exchange contracts	—	(7,534,243)	—	(7,534,243)
Payable for open swap contracts	—	—	(339,961)	(339,961)
Total Liability Derivatives	$(356,159)	$(7,561,927)	$(42,632,635)	$(50,550,721)
Derivatives not subject to master netting or similar agreements	$(356,159)	$ (27,684)	$(42,292,674)	$(42,676,517)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$(7,534,243)	$ (339,961)	$ (7,874,204)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of October 31, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Bank of America, N.A.	$ 2,527,646	$ —	$ —	$ (2,527,646)	$ —	$ 2,600,000
Barclays Bank PLC	815,780	—	—	(810,000)	5,780	810,000
BNP Paribas	2,516,800	(1,065,889)	—	(1,450,911)	—	1,519,900
Goldman Sachs International	38,680	(38,680)	—	—	—	—
HSBC Bank USA, N.A.	160,074	(160,074)	—	—	—	—
JPMorgan Chase Bank, N.A.	253,265	(253,265)	—	—	—	—
Standard Chartered Bank	206,412	(206,412)	—	—	—	—
State Street Bank and Trust Company	233,565	(42,260)	(191,305)	—	—	—
UBS AG	1,590,617	(1,148,713)	(441,904)	—	—	—
	$8,342,839	$(2,915,293)	$(633,209)	$(4,788,557)	$5,780	$4,929,900

Global Opportunities Portfolio
October 31, 2023
Notes to Consolidated Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
BNP Paribas	$ (1,065,889)	$ 1,065,889	$ —	$ —	$ —	$ —
Citibank, N.A.	(1,360,520)	—	1,360,520	—	—	—
Goldman Sachs International	(1,291,492)	38,680	870,280	—	(382,532)	—
HSBC Bank USA, N.A.	(900,303)	160,074	393,319	—	(346,910)	—
JPMorgan Chase Bank, N.A.	(332,718)	253,265	79,453	—	—	—
Standard Chartered Bank	(1,732,309)	206,412	1,525,897	—	—	—
State Street Bank and Trust Company	(42,260)	42,260	—	—	—	—
UBS AG	(1,148,713)	1,148,713	—	—	—	—
	$(7,874,204)	$2,915,293	$4,229,469	$ —	$(729,442)	$ —
Total — Deposits for derivatives collateral — OTC derivatives						$4,929,900
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2023 was as follows:
Consolidated Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions	$ (2,294,655)	$ —	$ —	$ (2,294,655)
Written swaptions	—	—	1,597,840	1,597,840
Futures contracts	—	—	4,508,428	4,508,428
Swap contracts	(3,001,827)	—	(7,063,487)	(10,065,314)
Forward foreign currency exchange contracts	—	(43,092,295)	—	(43,092,295)
Non-deliverable bond forward contracts	—	—	802,180	802,180
Total	$(5,296,482)	$(43,092,295)	$ (155,039)	$(48,543,816)
Change in unrealized appreciation (depreciation):
Written swaptions	$ —	$ —	$ 4,716,973	$ 4,716,973
Futures contracts	—	—	(25,360,054)	(25,360,054)
Swap contracts	666,954	—	(12,866,799)	(12,199,845)
Forward foreign currency exchange contracts	—	(19,352,596)	—	(19,352,596)
Non-deliverable bond forward contracts	—	—	(118,298)	(118,298)
Total	$ 666,954	$(19,352,596)	$(33,628,178)	$(52,313,820)

Global Opportunities Portfolio
October 31, 2023
Notes to Consolidated Financial Statements — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2023, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-Deliverable Bond Forward Contracts	Purchased Swaptions
$241,520,000	$451,575,000	$805,271,000	$5,767,000	$58,962,000
Written Swaptions	Swap Contracts
$46,838,000	$1,039,501,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2023.
8  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of October 31, 2023 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
Barclays Bank PLC	9/29/23	On Demand(1)	5.65%	$ 21,055,980	$ 21,147,242
Barclays Bank PLC	10/16/23	On Demand(1)	5.65	23,391,675	23,438,747
Total				$44,447,655	$44,585,989
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At October 31, 2023, the type of securities pledged as collateral for all open reverse repurchase agreements was Sovereign Government Bonds.
For the year ended October 31, 2023, the average borrowings under settled reverse repurchase agreements and the average interest rate paid were approximately $2,482,000 and 5.65%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at October 31, 2023. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2023.
Reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

Global Opportunities Portfolio
October 31, 2023
Notes to Consolidated Financial Statements — continued

The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Portfolio as of October 31, 2023.
Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Net Amount(b)
Bank of America, N.A.	$ 2,730,000	$ —	$ (2,725,516)	$ 4,484
Barclays Bank PLC	33,839,593	(33,839,593)	—	—
JPMorgan Chase Bank, N.A.	2,836,377	—	(2,812,832)	23,545
Nomura International PLC	2,004,555	—	(1,832,831)	171,724
	$41,410,525	$(33,839,593)	$(7,371,179)	$199,753
Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(c)
Barclays Bank PLC	$(44,585,989)	$33,839,593	$10,746,396	$ —
*	Including accrued interest.
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
9  Affiliated Investments
At October 31, 2023, the value of the Portfolio's investment in issuers and funds that may be deemed to be affiliated was $422,234,524, which represents 14.1% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class D, 4.326%, 8/15/46	$ 368,705	$ —	$ —	$ (4,825,194)	$ 4,456,489	$ —	$ —	$ —
Short-Term Investments
Liquidity Fund	459,889,537	2,470,443,671	(2,508,098,684)	—	—	422,234,524	16,883,998	422,234,524
Total				$(4,825,194)	$4,456,489	$422,234,524	$16,883,998
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Global Opportunities Portfolio
October 31, 2023
Notes to Consolidated Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 266,889,511	$ —	$ 266,889,511
Closed-End Funds	89,515,701	—	—	89,515,701
Collateralized Mortgage Obligations	—	776,076,837	—	776,076,837
Commercial Mortgage-Backed Securities	—	20,366,935	—	20,366,935
Common Stocks	1,445,015	4,854,627*	—	6,299,642
Convertible Bonds	—	57,109,962	—	57,109,962
Convertible Preferred Stocks	1,313,156	—	—	1,313,156
Foreign Corporate Bonds	—	166,490,586	0	166,490,586
Loan Participation Notes	—	—	15,902,788	15,902,788
Reinsurance Side Cars	—	—	63,870,436	63,870,436
Sovereign Government Bonds	—	280,515,958	—	280,515,958
Sovereign Loans	—	228,074	—	228,074
U.S. Department of Agriculture Loans	—	41,944,110	—	41,944,110
U.S. Government Agency Commercial Mortgage-Backed Securities	—	13,564,077	—	13,564,077
U.S. Government Agency Mortgage-Backed Securities	—	963,987,265	—	963,987,265
U.S. Government Guaranteed Small Business Administration Loans	—	13,442,749	—	13,442,749
U.S. Treasury Obligations	—	9,987,786	—	9,987,786
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	422,234,524	—	—	422,234,524
Repurchase Agreements	—	41,410,525	—	41,410,525
Sovereign Government Securities	—	120,919,683	—	120,919,683
U.S. Treasury Obligations	—	56,657,779	—	56,657,779
Total Investments	$ 514,508,396	$ 2,834,446,464	$ 79,773,224	$ 3,428,728,084
Forward Foreign Currency Exchange Contracts	$ —	$ 7,187,645	$ —	$ 7,187,645
Futures Contracts	11,885,278	—	—	11,885,278
Swap Contracts	—	31,156,855	—	31,156,855
Total	$ 526,393,674	$ 2,872,790,964	$ 79,773,224	$ 3,478,957,862
Liability Description
TBA Sale Commitments	$ —	$ (44,687,500)	$ —	$ (44,687,500)
Securities Sold Short	—	(36,045,378)	—	(36,045,378)
Forward Foreign Currency Exchange Contracts	—	(7,561,927)	—	(7,561,927)
Futures Contracts	(4,976,221)	—	—	(4,976,221)
Swap Contracts	—	(38,012,573)	—	(38,012,573)
Total	$ (4,976,221)	$ (126,307,378)	$ —	$ (131,283,599)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Global Opportunities Portfolio
October 31, 2023
Notes to Consolidated Financial Statements — continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Foreign Corporate Bonds	Loan Participation Notes	Reinsurance Side Cars*	Sovereign Government Bonds	Sovereign Government Securities	Total
Balance as of October 31, 2022	$ 680,180	$ 410,149	$ 36,781,743	$ 4,853,497	$ 403,306	$ 43,128,875
Realized gains (losses)	—	(59,437)	(1,607,239)	—	—	(1,666,676)
Change in net unrealized appreciation (depreciation)	(11,430)	(1,012,600)	14,472,178	—	—	13,448,148
Cost of purchases	—	16,856,793	30,167,165	—	—	47,023,958
Proceeds from sales, including return of capital	(668,750)	(401,329)	(15,943,411)	—	—	(17,013,490)
Accrued discount (premium)	—	109,212	—	—	—	109,212
Transfers to Level 3	—	—	—	—	—	—
Transfers from Level 3(1)	—	—	—	(4,853,497)	(403,306)	(5,256,803)
Balance as of October 31, 2023	$ 0	$15,902,788	$ 63,870,436	$ —	$ —	$ 79,773,224
Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2023	$ —	$ (1,063,217)	$ 12,321,954	$ —	$ —	$ 11,258,737
*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.
(1)	Transferred from Level 3 based on the observability of valuation inputs resulting from new market activity.
Not included in the table above are investments in securities categorized as Miscellaneous in the Portfolio of Investments which were acquired at $0 cost and valued at $0 at October 31, 2023.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of October 31, 2023:
Type of Investment	Fair Value as of October 31, 2023	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$ 0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	15,902,788	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	5.46% - 9.79%**	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 5.54% based on relative principal amounts.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Global Opportunities Portfolio
October 31, 2023
Notes to Consolidated Financial Statements — continued

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

Global Opportunities Portfolio
October 31, 2023
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Opportunities Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of Global Opportunities Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2023, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2023, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 22, 2023
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Short Duration Strategic Income Fund
October 31, 2023
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2023, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2023, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1  Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

Eaton Vance
Short Duration Strategic Income Fund
October 31, 2023
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various recently adopted regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2023 meeting, the Board received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Short Duration Strategic Income Fund (the “Fund”) and Eaton Vance Management (“EVM”) as well as the investment advisory agreement between Global Opportunities Portfolio (the “Portfolio”), one of the underlying Funds (as defined below) in which the Fund is authorized to invest, and Boston Management and Research (“BMR”)

Eaton Vance
Short Duration Strategic Income Fund
October 31, 2023
Board of Trustees’ Contract Approval — continued

(EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser. EVM allocates the assets of the Fund among the Portfolio and other funds in the Eaton Vance fund complex (the “underlying Funds”) and is also authorized to invest directly in securities or other instruments.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered the abilities and experience of each Adviser’s investment professionals in analyzing factors relevant to investment in a broad range of income securities. In regard to the Portfolio, the Board considered BMR’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. In approving the advisory agreements, the Board noted that EVM would be responsible for periodic rebalancing of assets among the Portfolio and the underlying Funds and, potentially, for investing in other securities or instruments, but would not receive a separate fee from the Fund for the rebalancing. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio or in the underlying Funds, for which it receives no separate fee but for which the adviser receives an advisory fee from the Portfolio or the underlying Funds. The Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market EVM believes may not be represented or underrepresented by the Portfolio or the underlying Funds; to hedge certain exposures; and/or to otherwise manage the exposures of the Fund.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2022. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board also considered the performance of the underlying Portfolio and the underlying Funds. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund directly or indirectly through its pro rata share of the expenses of the Portfolio and the underlying Funds for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2022, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Eaton Vance
Short Duration Strategic Income Fund
October 31, 2023
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund, the Portfolio and the underlying Funds, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund, the Portfolio and the underlying Funds and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels for assets directly held by the Fund and includes no separate advisory fee for assets invested in the Portfolio or the underlying Funds. The Board noted that for assets invested in the Portfolio and the underlying Funds, the Fund will automatically receive the benefits of such breakpoints as have been established for the Portfolio and the underlying Funds based on their total assets. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

Eaton Vance
Short Duration Strategic Income Fund
October 31, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2023, the Committee provided a written report to the Fund’s Board of Trustees/
Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Eaton Vance
Short Duration Strategic Income Fund
October 31, 2023
Management and Organization

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, “MSIM" refers to Morgan Stanley Investment Management Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees
127 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Anchal Pachnanda(1) 1980	Trustee	Since 2023	Co-Head of Strategy of MSIM (since 2019). Formerly, Head of Strategy of MSIM (2017-2019). Ms. Pachnanda is an interested person because of her position with MSIM, which is an affiliate of the Trust.
Other Directorships. None.
Noninterested Trustees
Alan C. Bowser 1962	Trustee	Since 2022	Private investor. Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. Independent Director of Stout Risius Ross (a middle market professional services advisory firm) (since 2021).
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.

Eaton Vance
Short Duration Strategic Income Fund
October 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Kenneth A. Topping 1966	President	Since 2023	Vice President and Chief Administrative Officer of EVM and BMR and Chief Operating Officer for Public Markets at MSIM. Also Vice President of Calvert Research and Management (“CRM”) since 2021. Formerly, Chief Operating Officer for Goldman Sachs Asset Management ‘Classic’ (2009-2020).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.

Eaton Vance
Short Duration Strategic Income Fund
October 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).
(1)  Ms. Pachnanda began serving as Trustee effective April 1, 2023.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.

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Investment Adviser of Emerging Markets Local Income Portfolio,
Global Macro Absolute Return Advantage Portfolio,
Global Opportunities Portfolio,
High Income Opportunities Portfolio and
Senior Debt Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance
Short Duration Strategic Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

28    10.31.23

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2022 and October 31, 2023 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/22	10/31/23
Audit Fees	$107,350	$122,600
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,000	$0
All Other Fees(3)	$0	$3,067

Total	$116,350	$125,667

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2022 and October 31, 2023; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/22	10/31/23
Registrant	$9,000	$3,067
Eaton Vance(1)	$52,836	$0

(1)	Certain subsidiaries of Morgan Stanley. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date:	December 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 22, 2023

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date:	December 22, 2023